Report Of The Directors Financial Review Risk Report	12 Months Ended
Dec. 31, 2019
Report Of The Directors Financial Review Risk Report [Abstract]
Disclosure of audited information included in report of the directors risk report
Concentration of exposure
(Audited)
Concentrations of credit risk arise when a number of counterparties or exposures have comparable economic characteristics, or such counterparties are engaged in similar activities or operate in the same geographical areas or industry sectors so that their collective ability to meet contractual obligations is uniformly affected by changes in economic, political or other conditions. We use a number of controls and measures to minimise undue concentration of exposure in our portfolios across industries, countries and global businesses. These include portfolio and counterparty limits, approval and review controls, and stress testing.
Credit quality of financial instruments
(Audited)
Our risk rating system facilitates the internal ratings-based approach under the Basel framework adopted by the Group to support the calculation of our minimum credit regulatory capital requirement. The five credit quality classifications each encompass a range of granular internal credit rating grades assigned to wholesale and retail lending businesses, and the external ratings attributed by external agencies to debt securities.
For debt securities and certain other financial instruments, external ratings have been aligned to the five quality classifications based upon the mapping of related customer risk rating (‘CRR’) to external credit rating.
Credit risk sub-function
(Audited)
Credit approval authorities are delegated by the Board to the Group Chief Executive together with the authority to sub-delegate them. The Credit Risk sub-function in Global Risk is responsible for the key policies and processes for managing credit risk, which include formulating Group credit policies and risk rating frameworks, guiding the Group’s appetite for credit risk exposures, undertaking independent reviews and objective assessment of credit risk, and monitoring performance and management of portfolios.
The principal objectives of our credit risk management are:

•	to maintain across HSBC a strong culture of responsible lending, and robust risk policies and control frameworks;

•	to both partner and challenge our businesses in defining, implementing and continually re-evaluating our risk appetite under actual and scenario conditions; and

•	to ensure there is independent, expert scrutiny of credit risks, their costs and their mitigation.
Renegotiated loans and recognition of expected credit losses
(Audited)
For retail lending, unsecured renegotiated loans are generally segmented from other parts of the loan portfolio. Renegotiated expected credit loss assessments reflect the higher rates of losses typically encountered with renegotiated loans. For wholesale lending, renegotiated loans are typically assessed individually. Credit risk ratings are intrinsic to the impairment assessments. The individual impairment assessment takes into account the higher risk of the future non-payment inherent in renegotiated loans.
Impairment assessment
(Audited)
For details of our impairment policies on loans and advances and financial investments, see Note 1.2(i) on the financial statements.
Write-off of loans and advances
(Audited)
For details of our policy on the write-off of loans and advances, see Note 1.2(i) on the financial statements.
Unsecured personal facilities, including credit cards, are generally written off at between 150 and 210 days past due. The standard period runs until the end of the month in which the account becomes 180 days contractually delinquent. Write-off periods may be extended, generally to no more than 360 days past due. However, in exceptional circumstances, they may be extended further.
For secured facilities, write-off should occur upon repossession of collateral, receipt of proceeds via settlement, or determination that recovery of the collateral will not be pursued.
Any secured assets maintained on the balance sheet beyond
60 months of consecutive delinquency-driven default require additional monitoring and review to assess the prospect of recovery.
There are exceptions in a few countries and territories where local regulation or legislation constrains earlier write-off, or where the realisation of collateral for secured real estate lending takes more time. In the event of bankruptcy or analogous proceedings, write-off may occur earlier than the maximum periods stated above. Collection procedures may continue after write-off.
Renegotiated loans and forbearance
(Audited)
‘Forbearance’ describes concessions made on the contractual terms of a loan in response to an obligor’s financial difficulties.
A loan is classed as ‘renegotiated’ when we modify the contractual payment terms on concessionary terms because we have significant concerns about the borrowers’ ability to meet contractual payments when due. Non-payment-related concessions (e.g. covenant waivers), while potential indicators of impairment, do not trigger identification as renegotiated loans.
Loans that have been identified as renegotiated retain this designation until maturity or derecognition.
For details of our policy on derecognised renegotiated loans, see Note 1.2(i) on the financial statements

Summary of financial instruments to which the impairment requirements in IFRS 9 are applied
(Audited)
		31 Dec 2019		At 31 Dec 2018
		Gross carrying/nominal amount	Allowance for ECL[1]	Gross carrying/nominal amount	Allowance for ECL[1]
	Footnotes	$m	$m	$m	$m
Loans and advances to customers at amortised cost		1,045,475	(8,732)	990,321	(8,625)
– personal		434,271	(3,134)	394,337	(2,947)
– corporate and commercial		540,499	(5,438)	534,577	(5,552)
– non-bank financial institutions		70,705	(160)	61,407	(126)
Loans and advances to banks at amortised cost		69,219	(16)	72,180	(13)
Other financial assets measured at amortised cost		615,179	(118)	582,917	(55)
– cash and balances at central banks		154,101	(2)	162,845	(2)
– items in the course of collection from other banks		4,956	—	5,787	—
– Hong Kong Government certificates of indebtedness		38,380	—	35,859	—
– reverse repurchase agreements – non-trading		240,862	—	242,804	—
– financial investments		85,788	(53)	62,684	(18)
– prepayments, accrued income and other assets	2	91,092	(63)	72,938	(35)
Total gross carrying amount on-balance sheet		1,729,873	(8,866)	1,645,418	(8,693)
Loans and other credit-related commitments		600,029	(329)	592,008	(325)
– personal		223,314	(15)	207,351	(13)
– corporate and commercial		278,524	(307)	271,022	(305)
– non-bank financial institutions		98,191	(7)	113,635	(7)
Financial guarantees		20,214	(48)	23,518	(93)
– personal		804	(1)	927	(1)
– corporate and commercial		14,804	(44)	17,355	(85)
– non-bank financial institutions		4,606	(3)	5,236	(7)
Total nominal amount off-balance sheet	3	620,243	(377)	615,526	(418)
		2,350,116	(9,243)	2,260,944	(9,111)

		Fair value	Memorandum allowance for ECL[4]	Fair value	Memorandum allowance for ECL[4]
		$m	$m	$m	$m
Debt instruments measured at fair value through other comprehensive income (‘FVOCI’)		355,664	(166)	343,110	(84)

1
The total ECL is recognised in the loss allowance for the financial asset unless the total ECL exceeds the gross carrying amount of the financial asset, in which case the ECL is recognised as a provision.

2
Includes only those financial instruments that are subject to the impairment requirements of IFRS 9. ‘Prepayments, accrued income and other assets’, as presented within the consolidated balance sheet on page 262, includes both financial and non-financial assets.

3	Represents the maximum amount at risk should the contracts be fully drawn upon and clients default.

4
Debt instruments measured at FVOCI continue to be measured at fair value with the allowance for ECL as a memorandum item. Change in ECL is recognised in ‘Change in expected credit losses and other credit impairment charges’ in the income statement

Stage 2 days past due analysis at 31 December 2019
(Audited)
	Gross carrying amount			Allowance for ECL			ECL coverage %
		Of which:	Of which:		Of which:	Of which:		Of which:	Of which:
	Stage 2	1 to 29 DPD[1]	30 and > DPD[1]	Stage 2	1 to 29 DPD[1]	30 and > DPD[1]	Stage 2	1 to 29 DPD[1]	30 and > DPD[1]
	$m	$m	$m	$m	$m	$m	%	%	%
Loans and advances to customers at amortised cost	80,182	2,471	1,676	(2,284)	(208)	(247)	2.8	8.4	14.7
– personal	15,751	1,804	1,289	(1,336)	(178)	(217)	8.5	9.9	16.8
– corporate and commercial	59,599	657	385	(920)	(30)	(30)	1.5	4.6	7.8
– non-bank financial institutions	4,832	10	2	(28)	—	—	0.6	—	—
Loans and advances to banks at amortised cost	1,450	—	—	(2)	—	—	0.1	—	—
Other financial assets measured at amortised cost	1,827	14	30	(38)	—	—	2.1	—	—

1	Days past due (‘DPD’). Up to date accounts in stage 2 are not shown in amounts.

Summary of credit risk (excluding debt instruments measured at FVOCI) by stage distribution and ECL coverage by industry sector at 31 December 2018[3] (continued)
(Audited)
	Gross carrying/nominal amount[1]					Allowance for ECL					ECL coverage %
	Stage 1	Stage 2	Stage 3	POCI[2]	Total	Stage 1	Stage 2	Stage 3	POCI[2]	Total	Stage 1	Stage 2	Stage 3	POCI[2]	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	%	%	%	%	%
Loans and advances to customers at amortised cost	908,393	68,581	13,023	324	990,321	(1,276)	(2,108)	(5,047)	(194)	(8,625)	0.1	3.1	38.8	59.9	0.9
– personal	374,681	15,075	4,581	—	394,337	(534)	(1,265)	(1,148)	—	(2,947)	0.1	8.4	25.1	—	0.7
– corporate and commercial	474,700	51,341	8,212	324	534,577	(698)	(812)	(3,848)	(194)	(5,552)	0.1	1.6	46.9	59.9	1.0
– non-bank financial institutions	59,012	2,165	230	—	61,407	(44)	(31)	(51)	—	(126)	0.1	1.4	22.2	—	0.2
Loans and advances to banks at amortised cost	71,873	307	—	—	72,180	(11)	(2)	—	—	(13)	—	0.7	—	—	—
Other financial assets measured at amortised cost	581,118	1,673	126	—	582,917	(27)	(6)	(22)	—	(55)	—	0.4	17.5	—	—
Loan and other credit-related commitments	567,232	23,857	912	7	592,008	(143)	(139)	(43)	—	(325)	—	0.6	4.7	—	0.1
– personal	205,183	1,760	408	—	207,351	(12)	(1)	—	—	(13)	—	0.1	—	—	—
– corporate and commercial	249,587	20,925	503	7	271,022	(126)	(136)	(43)	—	(305)	0.1	0.6	8.5	—	0.1
– financial	112,462	1,172	1	—	113,635	(5)	(2)	—	—	(7)	—	0.2	—	—	—
Financial guarantees	20,834	2,384	297	3	23,518	(19)	(29)	(45)	—	(93)	0.1	1.2	15.2	—	0.4
– personal	920	3	4	—	927	(1)	—	—	—	(1)	0.1	—	—	—	0.1
– corporate and commercial	14,963	2,101	288	3	17,355	(16)	(25)	(44)	—	(85)	0.1	1.2	15.3	—	0.5
– financial	4,951	280	5	—	5,236	(2)	(4)	(1)	—	(7)	—	1.4	20.0	—	0.1
At 31 Dec 2018	2,149,450	96,802	14,358	334	2,260,944	(1,476)	(2,284)	(5,157)	(194)	(9,111)	0.1	2.4	35.9	58.1	0.4

1	Represents the maximum amount at risk should the contracts be fully drawn upon and clients default.

2	Purchased or originated credit-impaired (‘POCI’).

3	During the period, the Group has re-presented the UK wholesale lending stage 1 and stage 2 amount. For further details, see page 122.

Stage 2 days past due analysis at 31 December 2018[2]
(Audited)
	Gross carrying amount			Allowance for ECL			ECL coverage %
		Of which:	Of which:		Of which:	Of which:		Of which:	Of which:
	Stage 2	1 to 29 DPD[1]	30 and > DPD[1]	Stage 2	1 to 29 DPD[1]	30 and > DPD[1]	Stage 2	1 to 29 DPD[1]	30 and > DPD[1]
	$m	$m	$m	$m	$m	$m	%	%	%
Loans and advances to customers at amortised cost	68,581	2,561	1,914	(2,108)	(204)	(254)	3.1	8.0	13.3
– personal	15,075	1,807	1,383	(1,265)	(165)	(220)	8.4	9.1	15.9
– corporate and commercial	51,341	744	485	(812)	(39)	(34)	1.6	5.2	7.0
– non-bank financial institutions	2,165	10	46	(31)	—	—	1.4	—	—
Loans and advances to banks at amortised cost	307	—	—	(2)	—	—	0.7	—	—
Other financial assets measured at amortised cost	1,673	10	26	(6)	—	—	0.4	—	—

1	Days past due (‘DPD’). Up to date accounts in stage 2 are not shown in amounts.

2	During the period, the Group has re-presented the UK wholesale lending stage 1 and stage 2 amount. For further details, see page 122.

Summary of credit risk (excluding debt instruments measured at FVOCI) by stage distribution and ECL coverage by industry sector at 31 December 2019
(Audited)
	Gross carrying/nominal amount[1]					Allowance for ECL					ECL coverage %
	Stage 1	Stage 2	Stage 3	POCI[2]	Total	Stage 1	Stage 2	Stage 3	POCI[2]	Total	Stage 1	Stage 2	Stage 3	POCI[2]	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	%	%	%	%	%
Loans and advances to customers at amortised cost	951,583	80,182	13,378	332	1,045,475	(1,297)	(2,284)	(5,052)	(99)	(8,732)	0.1	2.8	37.8	29.8	0.8
– personal	413,669	15,751	4,851	—	434,271	(583)	(1,336)	(1,215)	—	(3,134)	0.1	8.5	25.0	—	0.7
– corporate and commercial	472,253	59,599	8,315	332	540,499	(672)	(920)	(3,747)	(99)	(5,438)	0.1	1.5	45.1	29.8	1.0
– non-bank financial institutions	65,661	4,832	212	—	70,705	(42)	(28)	(90)	—	(160)	0.1	0.6	42.5	—	0.2
Loans and advances to banks at amortised cost	67,769	1,450	—	—	69,219	(14)	(2)	—	—	(16)	—	0.1	—	—	—
Other financial assets measured at amortised cost	613,200	1,827	151	1	615,179	(38)	(38)	(42)	—	(118)	—	2.1	27.8	—	—
Loan and other credit-related commitments	577,631	21,618	771	9	600,029	(137)	(133)	(59)	—	(329)	—	0.6	7.7	—	0.1
– personal	221,490	1,630	194	—	223,314	(13)	(2)	—	—	(15)	—	0.1	—	—	—
– corporate and commercial	259,138	18,804	573	9	278,524	(118)	(130)	(59)	—	(307)	—	0.7	10.3	—	0.1
– financial	97,003	1,184	4	—	98,191	(6)	(1)	—	—	(7)	—	0.1	—	—	—
Financial guarantees	17,684	2,340	186	4	20,214	(16)	(22)	(10)	—	(48)	0.1	0.9	5.4	—	0.2
– personal	802	1	1	—	804	(1)	—	—	—	(1)	0.1	—	—	—	0.1
– corporate and commercial	12,540	2,076	184	4	14,804	(14)	(21)	(9)	—	(44)	0.1	1.0	4.9	—	0.3
– financial	4,342	263	1	—	4,606	(1)	(1)	(1)	—	(3)	—	0.4	100.0	—	0.1
At 31 Dec 2019	2,227,867	107,417	14,486	346	2,350,116	(1,502)	(2,479)	(5,163)	(99)	(9,243)	0.1	2.3	35.6	28.6	0.4

1	Represents the maximum amount at risk should the contracts be fully drawn upon and clients default.

2	Purchased or originated credit-impaired (‘POCI’).
Credit exposure
Maximum exposure to credit risk
(Audited)
This section provides information on balance sheet items and their offsets as well as loan and other credit-related commitments. Commentary on consolidated balance sheet movements in 2019 is provided on page 54.
The offset on derivatives remains in line with the movements in maximum exposure amounts.

Maximum exposure to credit risk
(Audited)
	2019			2018
	Maximum exposure	Offset	Net	Maximum exposure	Offset	Net
	$m	$m	$m	$m	$m	$m
Loans and advances to customers held at amortised cost	1,036,743	(28,524)	1,008,219	981,696	(29,534)	952,162
– personal	431,137	(4,640)	426,497	391,390	(3,679)	387,711
– corporate and commercial	535,061	(21,745)	513,316	529,025	(23,421)	505,604
– non-bank financial institutions	70,545	(2,139)	68,406	61,281	(2,434)	58,847
Loans and advances to banks at amortised cost	69,203	—	69,203	72,167	—	72,167
Other financial assets held at amortised cost	616,648	(28,826)	587,822	585,600	(21,788)	563,812
– cash and balances at central banks	154,099	—	154,099	162,843	—	162,843
– items in the course of collection from other banks	4,956	—	4,956	5,787	—	5,787
– Hong Kong Government certificates of indebtedness	38,380	—	38,380	35,859	—	35,859
– reverse repurchase agreements – non-trading	240,862	(28,826)	212,036	242,804	(21,788)	221,016
– financial investments	85,735	—	85,735	62,666	—	62,666
– prepayments, accrued income and other assets	92,616	—	92,616	75,641	—	75,641
Derivatives	242,995	(232,908)	10,087	207,825	(194,306)	13,519
Total on-balance sheet exposure to credit risk	1,965,589	(290,258)	1,675,331	1,847,288	(245,628)	1,601,660
Total off-balance sheet	893,246	—	893,246	874,751	—	874,751
– financial and other guarantees	95,967	—	95,967	94,810	—	94,810
– loan and other credit-related commitments	797,279	—	797,279	779,941	—	779,941
At 31 Dec	2,858,835	(290,258)	2,568,577	2,722,039	(245,628)	2,476,411
Credit deterioration of financial instruments
(Audited)
A summary of our current policies and practices regarding the identification, treatment and measurement of stage 1, stage 2, stage 3 (credit impaired) and POCI financial instruments can be found in Note 1.2 on the financial statements.

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees
(Audited)
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2019	1,502,976	(1,449)	95,104	(2,278)	14,232	(5,135)	334	(194)	1,612,646	(9,056)
Transfers of financial instruments:	(36,244)	(543)	31,063	1,134	5,181	(591)	—	—	—	—
– transfers from stage 1 to stage 2	(108,434)	487	108,434	(487)	—	—	—	—	—	—
– transfers from stage 2 to stage 1	73,086	(1,044)	(73,086)	1,044	—	—	—	—	—	—
– transfers to stage 3	(1,284)	59	(5,022)	665	6,306	(724)	—	—	—	—
– transfers from stage 3	388	(45)	737	(88)	(1,125)	133	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	669	—	(676)	—	(114)	—	—	—	(121)
New financial assets originated or purchased	504,064	(534)	—	—	—	—	135	(21)	504,199	(555)
Assets derecognised (including final repayments)	(352,961)	112	(19,909)	553	(2,712)	656	(26)	8	(375,608)	1,329
Changes to risk parameters – further lending/repayment	(72,239)	291	(2,560)	67	402	(6)	28	12	(74,369)	364
Changes to risk parameters – credit quality	—	2	—	(1,208)	—	(2,704)	—	(51)	—	(3,961)
Changes to models used for ECL calculation	—	(6)	—	4	—	14	—	—	—	12
Assets written off	—	—	—	—	(2,657)	2,657	(140)	140	(2,797)	2,797
Credit-related modifications that resulted in derecognition	—	—	—	—	(268)	125	—	—	(268)	125
Foreign exchange	16,838	(9)	1,201	(40)	160	(31)	1	1	18,200	(79)
Others	(821)	3	652	3	(3)	8	13	6	(159)	20
At 31 Dec 2019	1,561,613	(1,464)	105,551	(2,441)	14,335	(5,121)	345	(99)	1,681,844	(9,125)
ECL income statement change for the period		534		(1,260)		(2,154)		(52)		(2,932)
Recoveries										361
Others										(20)
Total ECL income statement change for the period										(2,591)

	At 31 Dec 2019		12 months ended 31 Dec 2019
	Gross carrying/nominal amount	Allowance for ECL	ECL charge
	$m	$m	$m
As above	1,681,844	(9,125)	(2,591)
Other financial assets measured at amortised cost	615,179	(118)	(26)
Non-trading reverse purchase agreement commitments	53,093	—	—
Performance and other guarantees not considered for IFRS 9	—	—	(34)
Summary of financial instruments to which the impairment requirements in IFRS 9 are applied/Summary consolidated income statement	2,350,116	(9,243)	(2,651)
Debt instruments measured at FVOCI	355,664	(166)	(105)
Total allowance for ECL/total income statement ECL change for the period	n/a	(9,409)	(2,756)

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees[1,2]
(Audited)
	Non-credit impaired				Credit impaired				Total
	Stage 1		Stage 2		Stage 3		POCI
	Gross exposure	Allowance/ provision for ECL	Gross exposure	Allowance/ provision for ECL	Gross exposure	Allowance/ provision for ECL	Gross exposure	Allowance/ provision for ECL	Gross exposure	Allowance/ provision for ECL
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2018	1,446,857	(1,469)	102,032	(2,406)	15,083	(5,722)	1,042	(242)	1,565,014	(9,839)
Transfers of financial instruments:	(8,747)	(685)	3,582	1,185	5,165	(500)	—	—	—	—
– transfers from stage 1 to stage 2	(84,181)	319	84,181	(319)	—	—	—	—	—	—
– transfers from stage 2 to stage 1	77,325	(999)	(77,325)	999	—	—	—	—	—	—
– transfers to stage 3	(2,250)	35	(4,439)	607	6,689	(642)	—	—	—	—
– transfers from stage 3	359	(40)	1,165	(102)	(1,524)	142	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	620	—	(605)	—	(103)	—	—	—	(88)
Net new lending and further lending/payments	126,868	(512)	(16,162)	564	(2,902)	733	(587)	42	107,217	827
Changes to risk parameters – credit quality	—	423	—	(1,087)	—	(2,238)	—	(51)	—	(2,953)
Changes to models used for ECL calculation	—	—	—	—	—	—	—	—	—	—
Assets written off	—	—	—	—	(2,568)	2,552	(1)	1	(2,569)	2,553
Foreign exchange	(52,911)	76	(2,935)	99	(636)	232	(26)	6	(56,508)	413
Other	(9,091)	98	8,587	(28)	90	(89)	(94)	50	(508)	31
At 31 Dec 2018	1,502,976	(1,449)	95,104	(2,278)	14,232	(5,135)	334	(194)	1,612,646	(9,056)
ECL income statement change for the period		531		(1,128)		(1,608)		(9)		(2,214)
Recoveries										408
Others										(62)
Total ECL income statement change for the period										(1,868)

	At 31 Dec 2018		12 months ended 31 Dec 2018
	Gross carrying/nominal amount	Allowance for ECL	ECL charge
	$m	$m	$m
As above	1,612,646	(9,056)	(1,868)
Other financial assets measured at amortised cost	582,917	(55)	21
Non-trading reverse purchase agreement commitments	65,381	—	—
Performance and other guarantees not considered for IFRS 9	—	—	(25)
Summary of financial instruments to which the impairment requirements in IFRS 9 are applied/ Summary consolidated income statement	2,260,944	(9,111)	(1,872)
Debt instruments measured at FVOCI	343,110	(84)	105
Total allowance for ECL/total income statement ECL change for the period	n/a	(9,195)	(1,767)

1
The 31 December 2018 comparative ‘Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers‘ disclosure presents ‘New financial assets originated or purchased’, ‘Assets derecognised (including final repayments)’ and ‘Changes to risk parameters – further lending/repayments’ under ‘Net new lending and further lending/repayments’. To provide greater granularity, these amounts have been separately presented in the 31 December 2019 disclosure.

2	During the period, the Group has re-presented the UK wholesale lending stage 1 and stage 2 amount for 31 December 2018 only. For further details, see page 122.
Credit quality
Credit quality of financial instruments
(Audited)
We assess the credit quality of all financial instruments that are subject to credit risk. The credit quality of financial instruments is a point-in-time assessment of PD, whereas stages 1 and 2 are determined based on relative deterioration of credit quality since initial recognition. Accordingly, for non-credit-impaired financial instruments, there is no direct relationship between the credit quality assessment and stages 1 and 2, although typically the lower credit quality bands exhibit a higher proportion in stage 2.
The five credit quality classifications each encompass a range of granular internal credit rating grades assigned to wholesale and personal lending businesses and the external ratings attributed by external agencies to debt securities, as shown in the table on page 121.

Distribution of financial instruments by credit quality at 31 December 2019
(Audited)
	Gross carrying/notional amount						Allowance for ECL/other credit provisions	Net
	Strong	Good	Satisfactory	Sub-standard	Credit impaired	Total
	$m	$m	$m	$m	$m	$m	$m	$m
In-scope for IFRS 9
Loans and advances to customers held at amortised cost	524,889	258,402	228,485	20,007	13,692	1,045,475	(8,732)	1,036,743
– personal	354,461	45,037	27,636	2,286	4,851	434,271	(3,134)	431,137
– corporate and commercial	138,126	190,470	186,383	16,891	8,629	540,499	(5,438)	535,061
– non-bank financial institutions	32,302	22,895	14,466	830	212	70,705	(160)	70,545
Loans and advances to banks held at amortised cost	60,636	5,329	1,859	1,395	—	69,219	(16)	69,203
Cash and balances at central banks	151,788	1,398	915	—	—	154,101	(2)	154,099
Items in the course of collection from other banks	4,935	18	3	—	—	4,956	—	4,956
Hong Kong Government certificates of indebtedness	38,380	—	—	—	—	38,380	—	38,380
Reverse repurchase agreements – non-trading	193,157	37,947	9,621	137	—	240,862	—	240,862
Financial investments	78,318	6,503	906	61	—	85,788	(53)	85,735
Prepayments, accrued income and other assets	70,675	8,638	11,321	306	152	91,092	(63)	91,029
– endorsements and acceptances	1,133	4,651	4,196	230	4	10,214	(16)	10,198
– accrued income and other	69,542	3,987	7,125	76	148	80,878	(47)	80,831
Debt instruments measured at fair value through other comprehensive income[1]	333,158	10,966	7,222	544	1	351,891	(166)	351,725
Out-of-scope for IFRS 9
Trading assets	135,059	15,240	22,964	2,181	—	175,444	—	175,444
Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss	4,655	1,391	5,584	139	—	11,769	—	11,769
Derivatives	187,636	42,642	11,894	821	2	242,995	—	242,995
Total gross carrying amount on balance sheet	1,783,286	388,474	300,774	25,591	13,847	2,511,972	(9,032)	2,502,940
Percentage of total credit quality	70.9%	15.5%	12.0%	1.0%	0.6%	100%
Loan and other credit-related commitments	369,424	146,988	77,499	5,338	780	600,029	(329)	599,700
Financial guarantees	7,441	6,033	5,539	1,011	190	20,214	(48)	20,166
In-scope: Irrevocable loan commitments and financial guarantees	376,865	153,021	83,038	6,349	970	620,243	(377)	619,866
Loan and other credit-related commitments[2]	66,148	69,890	58,754	2,605	182	197,579	—	197,579
Performance and other guarantees	30,099	23,335	20,062	2,057	380	75,933	(132)	75,801
Out-of-scope: Revocable loan commitments and non-financial guarantees	96,247	93,225	78,816	4,662	562	273,512	(132)	273,380

Distribution of financial instruments by credit quality at 31 December 2018 (continued)
(Audited)
	Gross carrying/notional amount						Allowance for ECL/other credit provisions	Net
	Strong	Good	Satisfactory	Sub- standard	Credit impaired	Total
	$m	$m	$m	$m	$m	$m	$m	$m
In-scope for IFRS 9
Loans and advances to customers held at amortised cost	485,451	244,199	230,357	16,993	13,321	990,321	(8,625)	981,696
– personal	316,616	43,764	27,194	2,182	4,581	394,337	(2,947)	391,390
– corporate and commercial	140,387	181,984	189,357	14,339	8,510	534,577	(5,552)	529,025
– non-bank financial institutions	28,448	18,451	13,806	472	230	61,407	(126)	61,281
Loans and advances to banks held at amortised cost	60,249	7,371	4,549	11	—	72,180	(13)	72,167
Cash and balances at central banks	160,995	1,508	324	18	—	162,845	(2)	162,843
Items in the course of collection from other banks	5,765	21	1	—	—	5,787	—	5,787
Hong Kong Government certificates of indebtedness	35,859	—	—	—	—	35,859	—	35,859
Reverse repurchase agreements – non-trading	200,774	29,423	12,607	—	—	242,804	—	242,804
Financial investments	56,031	5,703	949	1	—	62,684	(18)	62,666
Prepayments, accrued income and other assets	55,424	8,069	9,138	181	126	72,938	(35)	72,903
– endorsements and acceptances	1,514	4,358	3,604	155	3	9,634	(11)	9,623
– accrued income and other	53,910	3,711	5,534	26	123	63,304	(24)	63,280
Debt instruments measured at fair value through other comprehensive income[1]	319,632	12,454	7,210	2,558	12	341,866	(84)	341,782
Out-of-scope for IFRS 9
Trading assets	139,484	18,888	16,991	1,871	—	177,234	—	177,234
Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss	6,079	2,163	6,683	9	—	14,934	—	14,934
Derivatives	169,121	31,225	6,813	625	41	207,825	—	207,825
Total gross carrying amount on balance sheet	1,694,864	361,024	295,622	22,267	13,500	2,387,277	(8,777)	2,378,500
Percentage of total credit quality	71%	15.1%	12.4%	0.9%	0.6%	100%
Loan and other credit-related commitments	373,302	137,076	75,478	5,233	919	592,008	(325)	591,683
Financial guarantees	9,716	7,400	5,505	597	300	23,518	(93)	23,425
In-scope: Irrevocable loan commitments and financial guarantees	383,018	144,476	80,983	5,830	1,219	615,526	(418)	615,108
Loan and other credit-related commitments[2]	188,258	—	—	—	—	188,258	—	188,258
Performance and other guarantees	26,679	25,743	16,790	1,869	403	71,484	(99)	71,385
Out-of-scope: Revocable loan commitments and non-financial guarantees	214,937	25,743	16,790	1,869	403	259,742	(99)	259,643

1
For the purposes of this disclosure, gross carrying value is defined as the amortised cost of a financial asset before adjusting for any loss allowance. As such, the gross carrying value of debt instruments at FVOCI as presented above will not reconcile to the balance sheet as it excludes fair value gains and losses.

2	In 2018, revocable loan and other commitments, which are out of scope of IFRS 9, are presented within the ‘Strong’ classification.

Distribution of financial instruments to which the impairment requirements in IFRS 9 are applied, by credit quality and stage allocation
(Audited)
		Gross carrying/notional amount						Allowance for ECL	Net
		Strong	Good	Satisfactory	Sub- standard	Credit impaired	Total
	Footnotes	$m	$m	$m	$m	$m	$m	$m	$m
Loans and advances to customers at amortised cost		524,889	258,402	228,485	20,007	13,692	1,045,475	(8,732)	1,036,743
– stage 1		523,092	242,631	181,056	4,804	—	951,583	(1,297)	950,286
– stage 2		1,797	15,771	47,429	15,185	—	80,182	(2,284)	77,898
– stage 3		—	—	—	—	13,378	13,378	(5,052)	8,326
– POCI		—	—	—	18	314	332	(99)	233
Loans and advances to banks at amortised cost		60,636	5,329	1,859	1,395	—	69,219	(16)	69,203
– stage 1		60,548	5,312	1,797	112	—	67,769	(14)	67,755
– stage 2		88	17	62	1,283	—	1,450	(2)	1,448
– stage 3		—	—	—	—	—	—	—	—
– POCI		—	—	—	—	—	—	—	—
Other financial assets measured at amortised cost		537,253	54,505	22,766	503	152	615,179	(118)	615,061
– stage 1		536,942	54,058	21,921	279	—	613,200	(38)	613,162
– stage 2		311	447	845	224	—	1,827	(38)	1,789
– stage 3		—	—	—	—	151	151	(42)	109
– POCI		—	—	—	—	1	1	—	1
Loan and other credit-related commitments		369,424	146,988	77,499	5,338	780	600,029	(329)	599,700
– stage 1		368,711	141,322	66,283	1,315	—	577,631	(137)	577,494
– stage 2		713	5,666	11,216	4,023	—	21,618	(133)	21,485
– stage 3		—	—	—	—	771	771	(59)	712
– POCI		—	—	—	—	9	9	—	9
Financial guarantees		7,441	6,033	5,539	1,011	190	20,214	(48)	20,166
– stage 1		7,400	5,746	4,200	338	—	17,684	(16)	17,668
– stage 2		41	287	1,339	673	—	2,340	(22)	2,318
– stage 3		—	—	—	—	186	186	(10)	176
– POCI		—	—	—	—	4	4	—	4
At 31 Dec 2019		1,499,643	471,257	336,148	28,254	14,814	2,350,116	(9,243)	2,340,873
Debt instruments at FVOCI	1
– stage 1		333,072	10,941	6,902	—	—	350,915	(39)	350,876
– stage 2		86	25	320	544	—	975	(127)	848
– stage 3		—	—	—	—	—	—	—	—
– POCI		—	—	—	—	1	1	—	1
At 31 Dec 2019		333,158	10,966	7,222	544	1	351,891	(166)	351,725

1
For the purposes of this disclosure, gross carrying value is defined as the amortised cost of a financial asset before adjusting for any loss allowance. As such, the gross carrying value of debt instruments at FVOCI as presented above will not reconcile to the balance sheet as it excludes fair value gains and losses.

Distribution of financial instruments to which the impairment requirements in IFRS 9 are applied, by credit quality and stage allocation[2] (continued)
(Audited)
		Gross carrying/notional amount
		Strong	Good	Satisfactory	Sub-standard	Credit impaired	Total	Allowance for ECL	Net
	Footnotes	$m	$m	$m	$m	$m	$m	$m	$m
Loans and advances to customers at amortised cost		485,451	244,199	230,357	16,993	13,321	990,321	(8,625)	981,696
– stage 1		483,170	232,004	187,773	5,446	—	908,393	(1,276)	907,117
– stage 2		2,281	12,195	42,584	11,521	—	68,581	(2,108)	66,473
– stage 3		—	—	—	—	13,023	13,023	(5,047)	7,976
– POCI		—	—	—	26	298	324	(194)	130
Loans and advances to banks at amortised cost		60,249	7,371	4,549	11	—	72,180	(13)	72,167
– stage 1		60,199	7,250	4,413	11	—	71,873	(11)	71,862
– stage 2		50	121	136	—	—	307	(2)	305
– stage 3		—	—	—	—	—	—	—	—
– POCI		—	—	—	—	—	—	—	—
Other financial assets measured at amortised cost		514,848	44,724	23,019	200	126	582,917	(55)	582,862
– stage 1		514,525	44,339	22,184	70	—	581,118	(27)	581,091
– stage 2		323	385	835	130	—	1,673	(6)	1,667
– stage 3		—	—	—	—	126	126	(22)	104
– POCI		—	—	—	—	—	—	—	—
Loan and other credit-related commitments		373,302	137,076	75,478	5,233	919	592,008	(325)	591,683
– stage 1		372,529	131,278	62,452	973	—	567,232	(143)	567,089
– stage 2		773	5,798	13,026	4,260	—	23,857	(139)	23,718
– stage 3		—	—	—	—	912	912	(43)	869
– POCI		—	—	—	—	7	7	—	7
Financial guarantees		9,716	7,400	5,505	597	300	23,518	(93)	23,425
– stage 1		9,582	6,863	4,231	158	—	20,834	(19)	20,815
– stage 2		134	537	1,274	439	—	2,384	(29)	2,355
– stage 3		—	—	—	—	297	297	(45)	252
– POCI		—	—	—	—	3	3	—	3
At 31 Dec 2018		1,443,566	440,770	338,908	23,034	14,666	2,260,944	(9,111)	2,251,833
Debt instruments at FVOCI	1	—
– stage 1		319,623	12,358	6,856	2,218	—	341,055	(33)	341,022
– stage 2		9	96	354	340	—	799	(50)	749
– stage 3		—	—	—	—	8	8	(1)	7
– POCI		—	—	—	—	4	4	—	4
At 31 Dec 2018		319,632	12,454	7,210	2,558	12	341,866	(84)	341,782

1
For the purposes of this disclosure, gross carrying value is defined as the amortised cost of a financial asset before adjusting for any loss allowance. As such, the gross carrying value of debt instruments at FVOCI as presented above will not reconcile to the balance sheet as it excludes fair value gains and losses.

2	During the period, the Group has re-presented the UK wholesale lending stage 1 and stage 2 amount. For further details, see page 122.
Credit-impaired loans
(Audited)
We determine that a financial instrument is credit impaired and in stage 3 by considering relevant objective evidence, primarily whether:

•	contractual payments of either principal or interest are past due for more than 90 days;

•
there are other indications that the borrower is unlikely to pay, such as when a concession has been granted to the borrower for economic or legal reasons relating to the borrower’s financial condition; and

•
the loan is otherwise considered to be in default. If such unlikeliness to pay is not identified at an earlier stage, it is deemed to occur when an exposure is 90 days past due, even where regulatory rules permit default to be defined based on 180 days past due. Therefore, the definitions of credit impaired and default are aligned as far as possible so that stage 3 represents all loans that are considered defaulted or otherwise credit impaired.

Wholesale lending – reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees[1]
(Audited)
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2018	897,529	(873)	84,354	(1,249)	10,209	(4,410)	1,042	(242)	993,134	(6,774)
Transfers of financial instruments	(4,477)	(274)	1,535	386	2,942	(112)	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	262	—	(231)	—	(92)	—	—	—	(61)
Net new and further lending/repayments	74,107	(271)	(13,709)	342	(2,414)	406	(587)	42	57,397	519
Changes to risk parameters – credit quality	—	157	—	(301)	—	(1,041)	—	(51)	—	(1,236)
Assets written off	—	—	—	—	(1,182)	1,172	(1)	1	(1,183)	1,173
Foreign exchange and other	(44,967)	97	6,086	41	(316)	90	(120)	56	(39,317)	284
At 31 Dec 2018	922,192	(902)	78,266	(1,012)	9,239	(3,987)	334	(194)	1,010,031	(6,095)
ECL income statement change for the period		148		(190)		(727)		(9)		(778)
Recoveries										118
Others										(69)
Total ECL income statement change for the period										(729)

1	During the period, the Group has re-presented the UK wholesale lending stage 1 and stage 2 amount for 31 December 2018 only. For further details, see page 122.

Wholesale lending – reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees
(Audited)
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2019	922,192	(902)	78,266	(1,012)	9,239	(3,987)	334	(194)	1,010,031	(6,095)
Transfers of financial instruments	(31,493)	(169)	28,418	276	3,075	(107)	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	223	—	(268)	—	(38)	—	—	—	(83)
Net new and further lending/ repayments	27,918	(134)	(20,121)	167	(1,552)	369	137	(1)	6,382	401
Change in risk parameters – credit quality	—	102	—	(193)	—	(1,514)	—	(51)	—	(1,656)
Changes to models used for ECL calculation	—	—	—	(56)	—	—	—	—	—	(56)
Assets written off	—	—	—	—	(1,312)	1,312	(140)	140	(1,452)	1,452
Credit-related modifications that resulted in derecognition	—	—	—	—	(268)	125	—	—	(268)	125
Foreign exchange and other	7,035	13	1,606	(17)	107	(66)	14	7	8,762	(63)
At 31 Dec 2019	925,652	(867)	88,169	(1,103)	9,289	(3,906)	345	(99)	1,023,455	(5,975)
ECL income statement change for the period		191		(350)		(1,183)		(52)		(1,394)
Recoveries										47
Others										(24)
Total ECL income statement change for the period										(1,371)
Collateral and other credit enhancements
(Audited)
Although collateral can be an important mitigant of credit risk, it is the Group’s practice to lend on the basis of the customer’s ability to meet their obligations out of cash flow resources rather than placing primary reliance on collateral and other credit risk enhancements. Depending on the customer’s standing and the type of product, facilities may be provided without any collateral or other credit enhancements. For other lending, a charge over collateral is obtained and considered in determining the credit decision and pricing. In the event of default, the Group may utilise the collateral as a source of repayment.
Depending on its form, collateral can have a significant financial effect in mitigating our exposure to credit risk. Where there is sufficient collateral, an expected credit loss is not recognised. This is the case for reverse repurchase agreements and for certain loans and advances to customers where the loan to value (‘LTV’) is very low.
Mitigants may include a charge on borrowers’ specific assets, such as real estate or financial instruments. Other credit risk mitigants include short positions in securities and financial assets held as part of linked insurance/investment contracts where the risk is predominantly borne by the policyholder. Additionally, risk may be managed by employing other types of collateral and credit risk enhancements, such as second charges, other liens and unsupported guarantees. Guarantees are normally taken from corporates and export credit agencies. Corporates would normally provide guarantees as part of a parent/subsidiary relationship and span a number of credit grades. The export credit agencies will normally be investment grade.
Certain credit mitigants are used strategically in portfolio management activities. While single name concentrations arise in portfolios managed by Global Banking and Corporate Banking, it is only in Global Banking that their size requires the use of portfolio level credit mitigants. Across Global Banking, risk limits and utilisations, maturity profiles and risk quality are monitored and managed proactively. This process is key to the setting of risk appetite for these larger, more complex, geographically distributed customer groups. While the principal form of risk management continues to be at the point of exposure origination, through the lending decision-making process, Global Banking also utilises loan sales and credit default swap (‘CDS’) hedges to manage concentrations and reduce risk. These transactions are the responsibility of a dedicated Global Banking portfolio management team. Hedging activity is carried out within agreed credit parameters, and is subject to market risk limits and a robust governance structure. Where applicable, CDSs are entered into directly with a central clearing house counterparty. Otherwise our exposure to CDS protection providers is diversified among mainly banking counterparties with strong credit ratings.
CDS mitigants are held at portfolio level and are not included in the expected loss calculations. CDS mitigants are not reported in the following tables.
Collateral on loans and advances
Collateral held is analysed separately for commercial real estate and for other corporate, commercial and financial (non-bank) lending. The following tables include off-balance sheet loan commitments, primarily undrawn credit lines.
The collateral measured in the following tables consists of fixed first charges on real estate, and charges over cash and marketable financial instruments. The values in the tables represent the expected market value on an open market basis. No adjustment has been made to the collateral for any expected costs of recovery. Marketable securities are measured at their fair value.
Other types of collateral such as unsupported guarantees and floating charges over the assets of a customer’s business are not measured in the following tables. While such mitigants have value, often providing rights in insolvency, their assignable value is not sufficiently certain and they are therefore assigned no value for disclosure purposes.
The LTV ratios presented are calculated by directly associating loans and advances with the collateral that individually and uniquely supports each facility. When collateral assets are shared by multiple loans and advances, whether specifically or, more generally, by way of an all monies charge, the collateral value is pro-rated across the loans and advances protected by the collateral.
For credit-impaired loans, the collateral values cannot be directly compared with impairment allowances recognised. The LTV figures use open market values with no adjustments. Impairment allowances are calculated on a different basis, by considering other cash flows and adjusting collateral values for costs of realising collateral as explained further on page 275.
Commercial real estate loans and advances
The value of commercial real estate collateral is determined by using a combination of external and internal valuations and physical inspections. For CRR 1–7, local valuation policies determine the frequency of review on the basis of local market conditions because of the complexity of valuing collateral for commercial real estate. For CRR 8–10, almost all collateral would have been revalued within the last three years.
In Hong Kong, market practice is typically for lending to major property companies to be either secured by guarantees or unsecured. In Europe, facilities of a working capital nature are generally not secured by a first fixed charge, and are therefore disclosed as not collateralised.

Wholesale lending – commercial real estate loans and advances including loan commitments by level of collateral for key countries/territories (by stage)
(Audited)
			Of which:
	Total		UK		Hong Kong		US
	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage
	$m	%	$m	%	$m	%	$m	%
Stage 1
Not collateralised	61,820	0.1	7,266	0.1	32,478	—	541	—
Fully collateralised	89,319	0.1	18,535	—	41,798	—	4,722	—
LTV ratio:
– less than 50%	46,318	0.1	7,018	0.1	28,776	—	1,703	0.1
– 51% to 75%	32,583	0.1	9,349	—	10,815	0.1	2,854	—
– 76% to 90%	5,018	0.1	1,649	0.1	1,436	0.1	96	—
– 91% to 100%	5,400	0.2	519	—	771	—	69	—
Partially collateralised (A):	6,563	0.2	682	—	1,627	0.1	—	—
– collateral value on A	3,602		535		1,142		—
Total	157,702	0.1	26,483	0.1	75,903	—	5,263	—
Stage 2
Not collateralised	3,040	1.2	1,857	1.2	440	0.2	—	—
Fully collateralised	5,184	1.1	1,419	1.2	1,501	0.6	354	1.4
LTV ratio:
– less than 50%	2,167	1.1	615	1.8	955	0.3	62	—
– 51% to 75%	1,986	0.9	712	0.6	497	1.0	292	1.4
– 76% to 90%	333	2.1	16	6.3	29	—	—	—
– 91% to 100%	698	1.1	76	1.3	20	—	—	—
Partially collateralised (B):	500	0.6	296	0.3	42	—	—	—
– collateral value on B	203		56		25		—
Total	8,724	1.1	3,572	1.1	1,983	0.5	354	—
Stage 3
Not collateralised	315	57.8	66	92.4	—	—	—	—
Fully collateralised	557	14.9	404	12.9	17	11.8	—	—
LTV ratio:
– less than 50%	87	16.1	42	7.1	6	16.7	—	—
– 51% to 75%	90	7.8	69	4.3	10	—	—	—
– 76% to 90%	89	15.7	72	4.2	—	—	—	—
– 91% to 100%	291	16.5	221	19.5	1	—	—	—
Partially collateralised (C):	773	41.5	507	27.8	—	—	—	—
– collateral value on C	380		166		—		—
Total	1,645	35.6	977	26.0	17	11.8	—	—
POCI
Not collateralised	—	—	—	—	—	—	—	—
Fully collateralised	1	—	—	—	—	—	—	—
LTV ratio:
– less than 50%	1	—	—	—	—	—	—	—
– 51% to 75%	—	—	—	—	—	—	—	—
– 76% to 90%	—	—	—	—	—	—	—	—
– 91% to 100%	—	—	—	—	—	—	—	—
Partially collateralised (D):	—	—	—	—	—	—	—	—
– collateral value on D	—		—		—		—
Total	1	—	—	—	—	—	—	—
At 31 Dec 2019	168,072	0.5	31,032	1.0	77,903	0.1	5,617	0.1

Wholesale lending – commercial real estate loans and advances including loan commitments by level of collateral for key countries/territories (by stage)[1] (continued)

			Of which:
	Total		UK		Hong Kong		US
	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage
	$m	%	$m	%	$m	%	$m	%
Stage 1
Not collateralised	61,486	0.1	9,920	0.2	31,224	—	—	—
Fully collateralised	86,960	0.1	17,196	0.1	39,174	—	4,862	—
LTV ratio:
– less than 50%	46,650	0.1	7,673	0.1	25,870	—	3,463	—
– 51% to 75%	29,384	0.1	7,937	0.1	10,452	0.1	787	—
– 76% to 90%	5,167	0.1	1,038	—	1,168	0.1	519	—
– 91% to 100%	5,759	0.2	548	0.2	1,684	0.1	93	—
Partially collateralised (A):	6,101	0.1	487	0.2	2,130	—	—	—
– collateral value on A	3,735		285		1,401		—
Total	154,547	0.1	27,603	0.1	72,528	—	4,862	—
Stage 2
Not collateralised	2,886	0.9	1,083	1.0	1,140	0.2	—	—
Fully collateralised	5,309	1.1	1,352	2.6	1,576	0.4	439	0.5
LTV ratio:
– less than 50%	2,372	0.9	727	1.9	795	0.4	303	0.7
– 51% to 75%	1,667	0.7	567	0.7	505	0.4	7	—
– 76% to 90%	363	5.0	34	44.1	29	—	129	—
– 91% to 100%	907	1.0	24	8.3	247	—	—	—
Partially collateralised (B):	289	1.4	52	5.8	15	—	—	—
– collateral value on B	156		20		5		—
Total	8,484	1.1	2,487	2.0	2,731	0.3	439	0.5
Stage 3
Not collateralised	338	57.1	61	85.2	—	—	—	—
Fully collateralised	606	12.7	433	9.2	12	—	—	—
LTV ratio:
– less than 50%	412	10.0	304	9.2	2	—	—	—
– 51% to 75%	88	27.3	58	6.9	10	—	—	—
– 76% to 90%	38	2.6	35	5.7	—	—	—	—
– 91% to 100%	68	16.2	36	16.7	—	—	—	—
Partially collateralised (C):	474	56.5	261	42.9	—	—	—	—
– collateral value on C	321		137		—		—
Total	1,418	37.9	755	27.0	12	—	—	—
POCI
Not collateralised	—	—	—	—	—	—	—	—
Fully collateralised	15	53.3	—	—	—	—	—	—
LTV ratio:
– less than 50%	13	61.5	—	—	—	—	—	—
– 51% to 75%	2	—	—	—	—	—	—	—
– 76% to 90%	—	—	—	—	—	—	—	—
– 91% to 100%	—	—	—	—	—	—	—	—
Partially collateralised (D):	—	—	—	—	—	—	—	—
– collateral value on D	—		—		—		—
Total	15	53.3	—	—	—	—	—	—
At 31 Dec 2018	164,464	0.5	30,845	0.9	75,271	—	5,301	0.1

1	During the period, the Group has re-presented the UK wholesale lending stage 1 and stage 2 amount. For further details, see page 122.

Wholesale lending – commercial real estate loans and advances including loan commitments by level of collateral for key countries/territories
(Audited)
			Of which:
	Total		UK		Hong Kong		US
	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage
	$m	%	$m	%	$m	%	$m	%
Rated CRR/PD1 to 7
Not collateralised	64,850	0.1	9,119	0.3	32,918	—	541	—
Fully collateralised	94,299	0.1	19,833	0.1	43,299	0.1	5,021	0.1
Partially collateralised (A):	7,052	0.2	971	0.1	1,669	0.1	—	—
– collateral value on A	3,796		586		1,167		—
Total	166,201	0.1	29,923	0.1	77,886	—	5,562	0.1
Rated CRR/PD8
Not collateralised	10	50.0	4	100.0	—	—	—	—
Fully collateralised	204	4.9	121	5.0	—	—	55	3.6
LTV ratio:
– less than 50%	47	8.5	27	14.8	—	—	13	—
– 51% to 75%	120	3.3	68	1.5	—	—	42	4.8
– 76% to 90%	25	4.0	15	6.7	—	—	—	—
– 91% to 100%	12	8.3	11	—	—	—	—	—
Partially collateralised (B):	11	—	7	—	—	—	—	—
– collateral value on B	9		5		—		—
Total	225	6.7	132	7.6	—	—	55	3.6
Rated CRR/PD9 to 10
Not collateralised	315	57.8	66	92.4	—	—	—	—
Fully collateralised	557	14.9	404	12.9	17	11.8	—	—
LTV ratio:
– less than 50%	87	16.1	42	7.1	6	16.7	—	—
– 51% to 75%	90	7.8	69	4.3	10	—	—	—
– 76% to 90%	89	15.7	72	4.2	—	—	—	—
– 91% to 100%	291	16.5	221	19.5	1	100.0	—	—
Partially collateralised (C):	774	41.6	507	27.8	—	—	—	—
– collateral value on C	380		166		—		—
Total	1,646	35.7	977	26.0	17	11.8	—	—
At 31 Dec 2019	168,072	0.5	31,032	1.0	77,903	0.1	5,617	0.1

Rated CRR/PD1 to 7
Not collateralised	64,324	0.1	11,001	0.2	32,364	—	—	—
Fully collateralised	91,791	0.1	18,112	0.2	40,747	0.1	5,282	0.1
Partially collateralised (A):	6,377	0.2	532	0.6	2,145	—	—	—
– collateral value on A	3,879		299		1,406		—
Total	162,492	0.1	29,645	0.3	75,256	—	5,282	0.1
Rated CRR/PD8
Not collateralised	49	2.0	2	—	—	—	—	—
Fully collateralised	477	1.5	435	1.1	3	33.3	19	—
LTV ratio:
– less than 50%	178	1.7	149	1.3	3	33.3	19	—
– 51% to 75%	269	0.4	265	0.4	—	—	—	—
– 76% to 90%	13	7.7	7	14.3	—	—	—	—
– 91% to 100%	17	11.8	14	14.3	—	—	—	—
Partially collateralised (B):	13	7.7	8	12.5	—	—	—	—
– collateral value on B	12		6		—		—
Total	539	1.7	445	1.3	3	33.3	19	—
Rated CRR/PD9 to 10
Not collateralised	338	57.1	61	85.2	—	—	—	—
Fully collateralised	621	13.5	433	9.2	12	—	—	—
LTV ratio:
– less than 50%	425	11.5	304	9.2	2	—	—	—
– 51% to 75%	90	26.7	58	6.9	10	—	—	—
– 76% to 90%	38	2.6	35	5.7	—	—	—	—
– 91% to 100%	68	16.2	36	16.7	—	—	—	—
Partially collateralised (C):	474	56.5	261	42.9	—	—	—	—
– collateral value on C	321		137		—		—
Total	1,433	38.0	755	27.0	12	—	—	—
At 31 Dec 2018	164,464	0.5	30,845	0.9	75,271	—	5,301	0.1

Wholesale lending – other corporate, commercial and financial (non-bank) loans and advances including loan commitments by level of collateral for key countries/territories (by stage)
(Audited)
			Of which:
	Total		UK		Hong Kong		US
	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage
	$m	%	$m	%	$m	%	$m	%
Stage 1
Not collateralised	680,079	0.1	132,197	0.2	116,536	—	112,911	—
Fully collateralised	128,290	0.1	40,172	0.1	32,818	0.1	14,830	—
LTV ratio:
– less than 50%	48,012	0.1	13,831	0.1	11,009	0.1	5,326	—
– 51% to 75%	37,891	0.1	11,903	0.2	12,783	0.1	3,717	0.1
– 76% to 90%	13,072	0.1	3,399	0.2	4,697	0.1	130	—
– 91% to 100%	29,315	—	11,039	—	4,329	0.1	5,657	—
Partially collateralised (A):	52,890	0.1	8,122	0.1	20,162	0.1	1,629	—
– collateral value on A	25,824		3,809		9,616		1,337
Total	861,259	0.1	180,491	0.2	169,516	—	129,370	—
Stage 2
Not collateralised	61,540	1.2	13,318	2.2	13,308	0.7	10,129	0.9
Fully collateralised	21,126	0.8	3,139	1.8	12,934	0.6	868	0.8
LTV ratio:
– less than 50%	7,081	0.9	1,208	2.0	3,845	0.6	303	0.3
– 51% to 75%	8,482	0.9	1,111	1.8	5,580	0.7	465	1.1
– 76% to 90%	2,684	0.9	282	2.1	1,646	0.5	47	2.1
– 91% to 100%	2,879	0.6	538	1.3	1,863	0.2	53	—
Partially collateralised (B):	8,463	0.8	1,516	1.4	3,768	0.4	124	1.6
– collateral value on B	3,669		370		1,801		53
Total	91,129	1.1	17,973	2.1	30,010	0.6	11,121	0.9
Stage 3
Not collateralised	4,768	49.2	1,899	33.0	504	83.5	2	50.0
Fully collateralised	1,479	22.4	494	12.6	86	12.8	214	—
LTV ratio:
– less than 50%	335	35.2	103	17.5	9	33.3	2	—
– 51% to 75%	352	24.4	198	8.6	21	4.8	—	—
– 76% to 90%	373	23.6	101	20.8	40	7.5	—	—
– 91% to 100%	419	9.1	92	7.6	16	25.0	212	—
Partially collateralised (C):	1,367	44.8	369	20.1	87	48.3	92	44.6
– collateral value on C	693		192		34		65
Total	7,614	43.2	2,762	27.6	677	70.0	308	13.6
POCI
Not collateralised	223	32.7	32	96.9	7	—	—	—
Fully collateralised	28	3.6	—	—	10	—	—	—
LTV ratio:
– less than 50%	2	50.0	—	—	—	—	—	—
– 51% to 75%	26	—	—	—	10	—	—	—
– 76% to 90%	—	—	—	—	—	—	—	—
– 91% to 100%	—	—	—	—	—	—	—	—
Partially collateralised (D):	97	33.0	57	1.8	31	90.3	—	—
– collateral value on D	57		19		30		—
Total	348	30.5	89	36.0	48	58.3	—	—
At 31 Dec 2019	960,350	0.5	201,315	0.7	200,251	0.4	140,799	0.1

Wholesale lending – other corporate, commercial and financial (non-bank) loans and advances including loan commitments by level of collateral for key countries/territories (by stage)[1,2] (continued)
(Audited)
			Of which:
	Total		UK		Hong Kong		US
	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage
	$m	%	$m	%	$m	%	$m	%
Stage 1
Not collateralised	673,589	0.1	137,269	0.2	122,259	—	116,001	—
Fully collateralised	127,443	0.1	30,492	0.1	36,730	0.1	11,229	0.1
LTV ratio:
– less than 50%	39,509	0.1	8,519	0.2	12,032	0.1	4,686	—
– 51% to 75%	49,518	0.1	9,275	0.2	14,264	0.1	2,424	—
– 76% to 90%	12,627	0.1	3,201	0.2	4,567	0.1	318	—
– 91% to 100%	25,789	0.1	9,497	—	5,867	0.1	3,801	—
Partially collateralised (A):	54,412	0.1	6,668	0.2	21,942	—	1,875	—
– collateral value on A	23,857		3,250		10,263		912
Total	855,444	0.1	174,429	0.2	180,931	—	129,105	—
Stage 2
Not collateralised	61,464	1.1	21,035	1.7	6,212	0.4	10,085	1.2
Fully collateralised	13,633	1.2	5,645	1.5	3,378	0.5	1,131	9.3
LTV ratio:
– less than 50%	5,109	1.1	2,047	1.7	1,421	0.4	342	0.6
– 51% to 75%	4,950	1.3	2,154	1.8	1,290	0.6	467	0.6
– 76% to 90%	1,399	1.8	496	1.2	391	0.5	85	1.2
– 91% to 100%	2,175	0.8	948	0.4	276	0.4	237	1.7
Partially collateralised (B):	6,623	0.7	1,793	1.2	2,287	0.3	63	1.6
– collateral value on B	2,324		339		971		16
Total	81,720	1.1	28,473	1.6	11,877	0.4	11,279	1.1
Stage 3
Not collateralised	5,240	50.2	1,882	38.8	478	81.2	1	100.0
Fully collateralised	1,460	22.9	517	6.2	146	—	130	13.8
LTV ratio:
– less than 50%	361	36.0	133	10.5	11	—	4	—
– 51% to 75%	328	9.8	179	1.7	62	—	—	—
– 76% to 90%	427	24.6	131	13.7	32	—	—	—
– 91% to 100%	344	19.8	74	8.1	41	—	126	—
Partially collateralised (C):	1,147	43.1	228	21.1	158	15.2	71	31.0
– collateral value on C	580		132		38		55
Total	7,847	44.1	2,627	31.2	782	52.7	202	10.9
POCI
Not collateralised	232	66.8	—	—	25	20.0	—	—
Fully collateralised	37	2.7	—	—	9	—	—	—
LTV ratio:
– less than 50%	1	—	—	—	—	—	—	—
– 51% to 75%	—	—	—	—	—	—	—	—
– 76% to 90%	22	—	—	—	—	—	—	—
– 91% to 100%	14	—	—	—	9	—	—	—
Partially collateralised (D):	49	63.3	8	—	35	85.7	—	—
– collateral value on D	38		3		34		—
Total	318	59.2	8	—	69	50.7	—	—
At 31 Dec 2018	945,329	0.6	205,537	0.8	193,659	0.3	140,586	0.1

1	During the period, the Group has re-presented the UK wholesale lending stage 1 and stage 2 amount. For further details, see page 122.

2
The 2018 comparative amounts have been re-presented to reclassify amounts from fully collateralised to not collateralised and to include not collateralised amounts previously excluded. The impact of these re-presentations is to increase stage 1 not collateralised amounts by $130bn and decrease fully collateralised amounts by $105bn; increase stage 2 not collateralised amounts by $14bn and decrease fully collateralised amounts by $12bn; and to increase stage 3 not collateralised amounts by $0.3bn and decrease fully collateralised amounts by $0.1bn.

Wholesale lending – other corporate, commercial and financial (non-bank) loans and advances including loan commitments by level of collateral for key countries/territories
(Audited)
			Of which:
	Total		UK		Hong Kong		US
	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage
	$m	%	$m	%	$m	%	$m	%
Rated CRR/PD8
Not collateralised	2,499	5.8	285	13.0	10	70.0	1,645	3.3
Fully collateralised	694	3.3	382	2.6	—	—	166	1.2
LTV ratio:
– less than 50%	246	2.8	120	1.7	—	—	85	1.2
– 51% to 75%	189	4.2	93	3.2	—	—	18	—
– 76% to 90%	97	2.1	42	2.4	—	—	45	2.2
– 91% to 100%	162	3.7	127	3.9	—	—	18	—
Partially collateralised (A):	279	4.7	53	5.7	73	2.7	66	3.0
– collateral value on A	152		34		6		39
Total	3,472	5.2	720	6.9	83	12.0	1,877	3.0
Rated CRR/PD9 to 10
Not collateralised	4,991	48.5	1,930	34.1	510	82.5	2	50.0
Fully collateralised	1,507	22.0	494	12.6	96	11.5	214	—
LTV ratio:
– less than 50%	338	35.2	103	17.5	10	—	2	—
– 51% to 75%	377	22.8	198	8.6	30	3.3	—	—
– 76% to 90%	373	23.6	101	20.8	40	7.5	—	—
– 91% to 100%	419	9.1	92	7.6	16	—	212	—
Partially collateralised (B):	1,464	44.0	427	17.6	119	58.8	92	44.6
– collateral value on B	750		211		64		65
Total	7,962	42.7	2,851	27.9	725	69.2	308	13.6
At 31 Dec 2019	11,434	31.3	3,571	23.7	808	63.4	2,185	4.5

Rated CRR/PD8
Not collateralised	1,243	5.4	565	6.2	94	7.4	191	5.2
Fully collateralised	1,895	3.6	74	4.1	11	9.1	1,621	3.1
LTV ratio:
– less than 50%	693	4.2	21	4.8	—	—	594	4.2
– 51% to 75%	292	2.7	49	2.0	11	9.1	169	2.4
– 76% to 90%	45	15.6	2	—	—	—	20	—
– 91% to 100%	865	2.8	2	—	—	—	838	—
Partially collateralised (A):	212	2.8	23	4.3	153	1.3	—	—
– collateral value on A	84		14		49		—
Total	3,350	4.2	662	6	258	3.9	1,812	3.4
Rated CRR/PD9 to 10
Not collateralised	5,199	53.2	1,775	42.1	503	78.1	6	16.7
Fully collateralised	1,719	24.8	513	6.2	155	—	188	9.6
LTV ratio:
– less than 50%	608	36.0	181	7.7	11	—	77	22.1
– 51% to 75%	503	8.7	172	1.7	62	—	103	1.0
– 76% to 90%	405	24.2	86	10.5	32	—	—	—
– 91% to 100%	203	31.5	74	8.1	50	—	8	—
Partially collateralised (B):	974	46.1	187	21.9	193	28.0	5	60.0
– collateral value on B	466		116		73		2
Total	7,892	46.1	2,475	33.2	851	52.6	199	11.1
At 31 Dec 2018	11,242	33.7	3,137	27.4	1,109	41.3	2,011	4.2

Personal lending – reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to customers including loan commitments and financial guarantees
(Audited)
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2018	549,328	(596)	17,678	(1,157)	4,874	(1,312)	571,880	(3,065)
Transfers of financial instruments	(4,270)	(411)	2,047	799	2,223	(388)	—	—
Net remeasurement of ECL arising from transfer of stage	—	358	—	(374)	—	(11)	—	(27)
Net new and further lending/repayments	52,761	(241)	(2,453)	222	(488)	327	49,820	308
Changes to risk parameters – credit quality	—	266	—	(786)	—	(1,197)	—	(1,717)
Assets written off	—	—	—	—	(1,386)	1,380	(1,386)	1,380
Foreign exchange and other	(17,035)	77	(434)	30	(230)	53	(17,699)	160
At 31 Dec 2018	580,784	(547)	16,838	(1,266)	4,993	(1,148)	602,615	(2,961)
ECL income statement change for the period		383		(938)		(881)		(1,436)
Recoveries								290
Others								(18)
Total ECL income statement change for the period								(1,164)

Personal lending – reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to customers including loan commitments and financial guarantees
(Audited)
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2019	580,784	(547)	16,838	(1,266)	4,993	(1,148)	602,615	(2,961)
Transfers of financial instruments	(4,751)	(374)	2,645	858	2,106	(484)	—	—
Net remeasurement of ECL arising from transfer of stage	—	446	—	(408)	—	(76)	—	(38)
Net new and further lending/repayments	50,946	3	(2,348)	453	(758)	281	47,840	737
Change in risk parameters – credit quality	—	(100)	—	(1,015)	—	(1,190)	—	(2,305)
Changes to models used for ECL calculation	—	(6)	—	60	—	14	—	68
Assets written off	—	—	—	—	(1,345)	1,345	(1,345)	1,345
Foreign exchange and other	8,982	(19)	247	(20)	50	43	9,279	4
At 31 Dec 2019	635,961	(597)	17,382	(1,338)	5,046	(1,215)	658,389	(3,150)
ECL income statement change for the period		343		(910)		(971)		(1,538)
Recoveries								314
Other								4
Total ECL income statement change for the period								(1,220)
Collateral on loans and advances
(Audited)
The following table provides a quantification of the value of fixed charges we hold over specific assets where we have a history of enforcing, and are able to enforce, collateral in satisfying a debt in the event of the borrower failing to meet its contractual obligations, and where the collateral is cash or can be realised by sale in an established market. The collateral valuation excludes any adjustments for obtaining and selling the collateral and, in particular, loans shown as not collateralised or partially collateralised may also benefit from other forms of credit

Personal lending – residential mortgage loans including loan commitments by level of collateral for key countries/territories by stage
(Audited)
			Of which:
	Total		UK		Hong Kong		US
	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage
	$m	%	$m	%	$m	%	$m	%
Stage 1
Fully collateralised	326,510	—	143,772	—	86,049	—	16,079	—
LTV ratio:
– less than 50%	168,923	—	70,315	—	57,043	—	8,170	—
– 51% to 60%	55,287	—	21,898	—	13,169	—	3,330	—
– 61% to 70%	44,208	—	19,903	—	6,478	—	2,702	—
– 71% to 80%	33,049	—	17,649	—	3,195	—	1,610	—
– 81% to 90%	18,157	—	11,127	—	3,685	—	198	—
– 91% to 100%	6,886	—	2,880	—	2,479	—	69	—
Partially collateralised (A):	1,384	0.1	326	—	284	—	5	—
LTV ratio:
– 101% to 110%	843	0.1	89	—	281	—	3	—
– 111% to 120%	195	0.2	48	—	1	—	1	—
– greater than 120%	346	0.1	189	—	2	—	1	—
– collateral value on A	1,232		232		279		5
Total	327,894	—	144,098	—	86,333	—	16,084	—
Stage 2
Fully collateralised	7,087	0.9	1,941	1.0	1,116	—	1,074	0.3
LTV ratio:
– less than 50%	3,781	0.5	1,146	0.7	892	—	680	0.2
– 51% to 60%	923	1.1	233	1.5	95	—	184	0.3
– 61% to 70%	909	1.2	262	1.2	59	—	130	0.6
– 71% to 80%	894	1.1	231	1.0	32	—	53	1.3
– 81% to 90%	425	1.6	36	2.9	25	—	17	2.7
– 91% to 100%	155	4.4	33	1.8	13	—	10	1.1
Partially collateralised (B):	76	7.2	23	1.8	1	—	4	—
LTV ratio:
– 101% to 110%	45	5.4	20	1.5	1	—	2	—
– 111% to 120%	10	11.1	1	4.8	—	—	1	—
– greater than 120%	21	9.0	2	3.0	—	—	1	—
– collateral value on B	69		20		1		3
Total	7,163	1.0	1,964	1.0	1,117	—	1,078	0.3
Stage 3
Fully collateralised	2,725	9.0	1,177	9.9	44	0.5	695	0.7
LTV ratio:
– less than 50%	1,337	7.1	711	7.8	39	0.5	279	0.7
– 51% to 60%	410	7.0	159	10.0	3	0.2	126	0.8
– 61% to 70%	358	7.9	136	10.6	—	—	125	0.8
– 71% to 80%	309	13.4	100	18.9	1	—	93	1.1
– 81% to 90%	178	13.8	47	12.3	1	—	51	—
– 91% to 100%	133	21.8	24	26.3	—	—	21	—
Partially collateralised (C):	371	47.6	25	27.3	—	—	13	0.2
LTV ratio:
– 101% to 110%	97	36.4	11	19.1	—	—	7	0.3
– 111% to 120%	62	37.8	6	22.7	—	—	2	0.3
– greater than 120%	212	55.6	8	42.0	—	—	4	—
– collateral value on C	305		24		—		13
Total	3,096	13.7	1,202	10.3	44	0.5	708	0.7
At 31 Dec 2019	338,153	0.2	147,264	0.1	87,494	—	17,870	0.1

Personal lending – residential mortgage loans including loan commitments by level of collateral for key countries/territories by stage (continued)
(Audited)
			Of which:
	Total		UK		Hong Kong		US
	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage
	$m	%	$m	%	$m	%	$m	%
Stage 1
Fully collateralised	299,072	—	130,646	—	79,180	—	15,321	—
LTV ratio:
– less than 50%	160,563	—	66,834	—	54,262	—	8,060	—
– 51% to 60%	51,415	—	20,937	—	11,591	—	3,382	—
– 61% to 70%	40,273	—	17,480	—	5,979	—	2,473	—
– 71% to 80%	28,383	—	15,086	—	2,986	—	1,113	—
– 81% to 90%	14,191	—	8,824	—	2,637	—	158	—
– 91% to 100%	4,247	0.1	1,485	—	1,725	—	135	—
Partially collateralised (A):	1,420	0.1	581	—	300	—	10	—
LTV ratio:
– 101% to 110%	808	0.1	334	—	256	—	5	—
– 111% to 120%	184	0.2	46	—	41	—	2	—
– greater than 120%	428	0.2	201	—	3	—	3	—
– collateral value on A	1,266		493		284		8
Total	300,492	—	131,227	—	79,480	—	15,331	—
Stage 2
Fully collateralised	6,170	1.0	1,234	1.3	867	—	1,435	0.3
LTV ratio:
– less than 50%	3,334	0.7	917	0.9	699	—	814	0.1
– 51% to 60%	932	1.1	113	3.0	74	—	268	0.4
– 61% to 70%	853	1.0	105	2.2	43	—	231	0.3
– 71% to 80%	586	1.3	39	3.4	28	—	79	0.9
– 81% to 90%	331	1.7	27	3.1	20	—	32	1.6
– 91% to 100%	134	2.4	33	1.5	3	—	11	0.8
Partially collateralised (B):	123	2.9	46	0.2	1	—	5	0.3
LTV ratio:
– 101% to 110%	76	1.5	44	0.1	1	—	3	0.5
– 111% to 120%	17	4.5	1	4.3	—	—	1	—
– greater than 120%	30	5.3	1	0.6	—	—	1	—
– collateral value on B	118		44		1		4
Total	6,293	1.0	1,280	1.3	868	—	1,440	0.3
Stage 3
Fully collateralised	2,557	12.3	1,023	10.9	25	0.9	671	1.0
LTV ratio:
– less than 50%	1,255	13.6	638	7.8	24	0.9	219	0.9
– 51% to 60%	359	8.3	151	11.3	1	—	107	0.9
– 61% to 70%	336	12.0	119	18.4	—	—	105	1.0
– 71% to 80%	280	9.9	70	14.8	—	—	114	0.9
– 81% to 90%	190	9.4	33	19.4	—	—	81	1.2
– 91% to 100%	137	19.8	12	45.9	—	—	45	2.2
Partially collateralised (C):	391	33.6	23	15.8	—	—	24	0.4
LTV ratio:
– 101% to 110%	73	17.4	10	14.3	—	—	14	0.6
– 111% to 120%	68	24.2	5	26.4	—	—	6	0.3
– greater than 120%	250	40.8	8	11.1	—	—	4	0.2
– collateral value on C	372		20		—		22
Total	2,948	15.1	1,046	11.0	25	0.9	695	1.0
At 31 Dec 2018	309,733	0.2	133,553	0.1	80,373	—	17,466	0.1
HSBC Holdings
(Audited)
Risk in HSBC Holdings is overseen by the HSBC Holdings Asset and Liability Management Committee (‘Holdings ALCO’). The major risks faced by HSBC Holdings are credit risk, liquidity risk and market risk (in the form of interest rate risk and foreign exchange risk).
Credit risk in HSBC Holdings primarily arises from transactions with Group subsidiaries and its investments in those subsidiaries.
In HSBC Holdings, the maximum exposure to credit risk arises from two components:

•	financial instruments on the balance sheet (see page 268); and

•	financial guarantees and similar contracts, where the maximum exposure is the maximum that we would have to pay if the guarantees were called upon (see Note 32).
In the case of our derivative balances, we have amounts with a legally enforceable right of offset in the case of counterparty default that are not included in the carrying value. These offsets also include collateral received in cash and other financial assets. The total offset relating to our derivative balances was $0.1bn at 31 December 2019 (2018: $1.5bn).
The credit quality of loans and advances and financial investments, both of which consist of intra-Group lending and US Treasury bills and bonds, is assessed as ‘strong’, with 100% of the exposure being neither past due nor impaired (2018: 100%). For further details of credit quality classification, see page 121.
Capital risk management
Overview
Capital risk is the risk that we fail to meet our regulatory capital requirements either at Group, subsidiary or branch level.
Key developments in 2019
In 2019, we carried out a restructuring of our capital risk management function, with the creation of a dedicated second line of defence that will provide independent oversight of capital management activities. The approach to capital risk management is evolving. This will operate across the Group focusing on both adequacy of capital and sufficiency of returns. Other developments in 2019 included:

•
The Risk function was actively involved in the calibration of the capital risk appetite metrics, the review and challenge of the capital adequacy expressed through stress testing, and the internal capital adequacy assessment process (‘ICAAP’).

•
The common equity tier 1 (‘CET1’) ratio was 14.7% at 31 December 2019 and the leverage ratio was 5.3%. Allocation of the Group’s capital to business lines and legal entities is informed by return metrics and the performance of key capital ratios under plan and stress scenarios.

•	We passed the PRA annual stress test exercise with sufficient capital to operate through a severe macroeconomic scenario.
For quantitative disclosures on capital ratios, own funds and RWAs, refer to pages 188 to 191 in the Capital section.
ICAAP and risk appetite
The objectives of our capital management policy are to maintain a strong capital base to support the risks inherent in our business and invest in accordance with our strategy, meeting both consolidated and local regulatory capital requirements at all times. Our capital management policy is underpinned by a capital management framework and our ICAAP. The framework incorporates key capital risk appetites for CET1, total capital, minimum required eligible liabilities (‘MREL’), and double leverage. The ICAAP is an assessment of the Group’s capital position, outlining both regulatory and internal capital resources and requirements resulting from HSBC’s business model, strategy, risk profile and management, performance and planning, risks to capital, and the implications of stress testing. Our assessment of capital adequacy is driven by an assessment of risks. These risks include credit, market, operational, pensions, insurance, structural foreign exchange, residual risk and interest rate risk in the banking book. An ICAAP supports the determination of the consolidated and subsidiary capital risk appetite and target ratios as well as enables the assessment and determination of capital requirements by regulators.
HSBC Holdings is the provider of equity capital to its subsidiaries and also provides them with non-equity capital where necessary. These investments are substantially funded by HSBC Holdings’ own capital issuance and profit retention.
HSBC Holdings seeks to maintain a prudent balance between the composition of its capital and its investment in subsidiaries, including management of double leverage. Double leverage reflects the extent to which equity investments in operating entities are funded by holding company debt. Where Group capital requirements are less than the aggregate of operating entity capital requirements, double leverage can be used to improve Group capital efficiency provided it is managed appropriately and prudently in accordance with risk appetite. Double leverage is a constraint on managing our capital position, given the complexity of the Group’s subsidiary structure and the multiple regulatory regimes under which we operate. As a matter of long-standing policy, the holding company retains a substantial portfolio of high-quality liquid assets (‘HQLA’), which at 31 December 2019 was in excess of $14bn to mitigate holding company cash flow risk arising from double leverage and to underpin the strength of support the holding company can offer its subsidiaries in times of stress. Further mitigation is provided by additional tier 1 (‘AT1’) securities issued in excess of the regulatory requirements of our subsidiaries.
Planning and performance
Capital and risk-weighted asset (‘RWA’) plans form part of the annual operating plan that is approved by the Board. Capital and RWA forecasts are submitted to the Group Management Board on a monthly basis, and capital and RWAs are monitored and managed against the plan. The responsibility for global capital allocation principles rests with the Group Chief Financial Officer supported by the Group Capital Management Meeting. This is a specialist forum addressing capital management, reporting into Holdings ALCO.
Through our internal governance processes, we seek to strengthen discipline over our investment and capital allocation decisions, and to ensure that returns on investment meet the Group’s management objectives. Our strategy is to allocate capital to businesses and entities to support growth objectives where returns above internal hurdle levels have been identified and in order to meet their regulatory and economic capital needs. We evaluate and manage business returns by using a return on average tangible equity measure.
Risks to capital
Outside the stress testing framework, other risks may be identified that have the potential to affect our RWAs and/or capital position. Downside and Upside scenarios are assessed against our capital management objectives and mitigating actions are assigned as necessary. We closely monitor and consider future regulatory change. We continue to evaluate the impact upon our capital requirements of regulatory developments, including the amendments to the Capital Requirements Regulation, the Basel III reforms package and the UK’s withdrawal from the EU.
We currently estimate our pre-mitigation RWAs could potentially rise in the range of 5% to 10% as at 1 January 2022 as a result of the regulatory changes. The primary drivers include changes in the market risk, operational risk and credit valuation adjustment methodologies, as well as the potential lack of equivalence for certain investments in funds. We plan to take action to substantially mitigate a significant proportion of the increase.
The Basel package introduces an output floor that will be introduced in 2022 with a five-year transitional provision. This floor ensures that at the end of the transitional period banks’ total RWAs are no lower than 72.5% of those generated by the standardised approaches. We estimate that there will be an additional RWA impact as a result of the output floor from 2026.
There remains a significant degree of uncertainty in the impact due to the number of national discretions within Basel’s reforms, the need for further supporting technical standards to be developed and the lack of clarity regarding their implementation following the UK’s withdrawal from the EU. Furthermore, the impact does not take into consideration the possibility of offsets against Pillar 2, which may arise as the shortcomings within Pillar 1 are addressed.
Further details can be found in the ‘Regulatory developments’ section of the Group’s Pillar 3 Disclosures at 31 December 2019.
Stress testing and recovery planning
The Group uses stress testing to evaluate the robustness of plans and risk portfolios as well as to meet the requirements for stress testing set by supervisors. Stress testing also informs the ICAAP and supports recovery planning in many jurisdictions. It is a critical methodology used to evaluate how much capital the Group requires in setting risk appetite for capital risk and to re-evaluate business plans where analysis shows returns and/or capital do not meet target.
Supervisory stress testing requirements are increasing in frequency and in the granularity with which the results are required. These exercises include the programmes of the Bank of England, the US Federal Reserve Board, the European Banking Authority, the European Central Bank and the Hong Kong Monetary Authority, and stress tests undertaken in other jurisdictions. The results of regulatory stress testing and our internal stress tests are used when assessing our internal capital requirements through the ICAAP. The outcome of stress testing exercises carried out by the PRA and other regulators feeds into the setting of regulatory minimum ratios and buffers.
The Group and subsidiaries have established recovery plans addressing the actions that management would consider taking in a stress scenario if the capital position deteriorates through the target ratio and threatens to breach risk appetite and regulatory minimum levels. The recovery plans set out a range of appropriate actions that could feasibly be executed in a stressed environment to recover the capital position. These include cost management, reducing dividends and raising additional capital.

Funding sources
(Audited)
	2019	2018
	$m	$m
Customer accounts	1,439,115	1,362,643
Deposits by banks	59,022	56,331
Repurchase agreements – non-trading	140,344	165,884
Debt securities in issue	104,555	85,342
Cash collateral, margin and settlement accounts	71,002	54,066
Liabilities of disposal groups held for sale	—	313
Subordinated liabilities	24,600	22,437
Financial liabilities designated at fair value	164,466	148,505
Liabilities under insurance contracts	97,439	87,330
Trading liabilities	83,170	84,431
– repos	558	1,495
– stock lending	9,702	10,998
– other trading liabilities	72,910	71,938
Total equity	192,668	194,249
Other balance sheet liabilities	338,771	296,593
At 31 Dec	2,715,152	2,558,124

Funding uses
(Audited)
		2019	2018
	Footnotes	$m	$m
Loans and advances to customers		1,036,743	981,696
Loans and advances to banks		69,203	72,167
Reverse repurchase agreements – non-trading		240,862	242,804
Prepayments, accrued income and other assets	1	63,891	47,159
– cash collateral, margin and settlement accounts		63,891	47,159
Assets held for sale		123	735
Trading assets		254,271	238,130
– reverse repos		13,659	9,893
– stock borrowing		7,691	8,387
– other trading assets		232,921	219,850
Financial investments		443,312	407,433
Cash and balances with central banks		154,099	162,843
Other balance sheet assets		452,648	405,157
At 31 Dec		2,715,152	2,558,124

1
Includes only those financial instruments that are subject to the impairment requirements of IFRS 9. ‘Prepayments, accrued income and other assets’ as presented within the consolidated balance sheet on page 262 includes both financial and non-financial assets.

Value at risk
(Audited)
VaR is a technique for estimating potential losses on risk positions as a result of movements in market rates and prices over a specified time horizon and to a given level of confidence. The use of VaR is integrated into market risk management and calculated for all trading positions regardless of how we capitalise them. In addition, we calculate VaR for non-trading portfolios to have a complete picture of risk. Where we do not calculate VaR explicitly, we use alternative tools as summarised in the ‘Stress testing’ section below.
Our models are predominantly based on historical simulation that incorporates the following features:

•	historical market rates and prices, which are calculated with reference to foreign exchange rates, commodity prices, interest rates, equity prices and the associated volatilities;

•	potential market movements that are calculated with reference to data from the past two years; and

•	calculations to a 99% confidence level and using a one-day holding period.
The models also incorporate the effect of option features on the underlying exposures. The nature of the VaR models means that an increase in observed market volatility will lead to an increase in VaR without any changes in the underlying positions.
VaR model limitations
Although a valuable guide to risk, VaR is used with awareness of its limitations. For example:

•	The use of historical data as a proxy for estimating future market moves may not encompass all potential market events, particularly those that are extreme in nature.

•	The use of a one-day holding period for risk management purposes of trading and non-trading books assumes that this short period is sufficient to hedge or liquidate all positions.

•	The use of a 99% confidence level by definition does not take into account losses that might occur beyond this level of confidence.

•	VaR is calculated on the basis of exposures outstanding at the close of business and therefore does not reflect intra-day exposures.
Risk not in VaR framework
The risks not in VaR (‘RNIV’) framework captures and capitalises material market risks that are not adequately covered in the VaR model.
Risk factors are reviewed on a regular basis and are either incorporated directly in the VaR models, where possible, or quantified through either the VaR-based RNIV approach or a stress test approach within the RNIV framework. While VaR-based RNIVs are calculated by using historical scenarios, stress-type RNIVs are estimated on the basis of stress scenarios whose severity is calibrated to be in line with the capital adequacy requirements. The outcome of the VaR-based RNIV approach is included in the overall VaR calculation but excluded from the VaR measure used for regulatory back-testing. In addition, the stressed VaR measure also includes risk factors considered in the VaR-based RNIV approach.
Stress-type RNIVs include a gap risk exposure measure to capture risk on non-recourse margin loans, and a de-peg risk measure to capture risk to pegged and heavily managed currencies.
Stress testing
Stress testing is an important procedure that is integrated into our market risk management framework to evaluate the potential impact on portfolio values of more extreme, although plausible, events or movements in a set of financial variables. In such scenarios, losses can be much greater than those predicted by VaR modelling.
Stress testing is implemented at legal entity, regional and overall Group levels. A set of scenarios is used consistently across all regions within the Group. The risk appetite around potential stress losses for the Group is set and monitored against a referral limit.
Market risk reverse stress tests are designed to identify vulnerabilities in our portfolios by looking for scenarios that lead to loss levels considered severe for the relevant portfolio. These scenarios may be quite local or idiosyncratic in nature, and complement the systematic top-down stress testing.
Stress testing and reverse stress testing provide senior management with insights regarding the ‘tail risk’ beyond VaR, for which our appetite is limited.
The Group trading VaR for the year is shown in the table below.

Trading VaR, 99% 1 day[1]
(Audited)
	Foreign exchange and commodity	Interest rate	Equity	Credit spread	Portfolio diversification[2]	Total[3]
	$m	$m	$m	$m	$m	$m
Balance at 31 Dec 2019	7.7	28.2	15.7	15.2	(26.4)	40.3
Average	6.9	29.9	16.2	23.7	(29.0)	47.8
Maximum	13.5	36.5	24.9	33.2		59.3
Minimum	4.1	22.9	12.4	11.7		33.3

Balance at 31 Dec 2018	12.6	33.9	22.6	25.9	(37.9)	57.1
Average	9.5	36.4	22.5	20.7	(34.3)	54.8
Maximum	21.8	49.9	33.8	35.2		71.2
Minimum	5.5	27.0	13.5	12.2		43.9

1	Trading portfolios comprise positions arising from the market-making and warehousing of customer-derived positions.

2
Portfolio diversification is the market risk dispersion effect of holding a portfolio containing different risk types. It represents the reduction in unsystematic market risk that occurs when combining a number of different risk types – such as interest rate, equity and foreign exchange – together in one portfolio. It is measured as the difference between the sum of the VaR by individual risk type and the combined total VaR. A negative number represents the benefit of portfolio diversification. As the maximum and minimum occurs on different days for different risk types, it is not meaningful to calculate a portfolio diversification benefit for these measures.

3	The total VaR is non-additive across risk types due to diversification effects.
The Group non-trading VaR for the year is shown in the table below.

Non-trading VaR, 99% 1 day
(Audited)
	Interest rate	Credit spread	Portfolio diversification[1]	Total[2]
	$m	$m	$m	$m
Balance at 31 Dec 2019	96.2	62.5	(28.2)	130.5
Average	65.9	44.2	(25.6)	84.5
Maximum	100.1	81.2		132.8
Minimum	49.2	26.6		60.9

Balance at 31 Dec 2018	61.4	37.2	(30.6)	68
Average	96.8	48.3	(29.1)	116
Maximum	129.3	96		154.1
Minimum	59.9	27.6		68

1
Portfolio diversification is the market risk dispersion effect of holding a portfolio containing different risk types. It represents the reduction in unsystematic market risk that occurs when combining a number of different risk types – such as interest rate, equity and foreign exchange – together in one portfolio. It is measured as the difference between the sum of the VaR by individual risk type and the combined total VaR. A negative number represents the benefit of portfolio diversification. As the maximum and minimum occurs on different days for different risk types, it is not meaningful to calculate a portfolio diversification benefit for these measures.

2	The total VaR is non-additive across risk types due to diversification effects.
Governance and structure
(Audited)
Insurance risks are managed to a defined risk appetite, which is aligned to the Group’s risk appetite and risk management framework, including its three lines of defence model. For details of the Group’s governance framework, see page 96. The Global Insurance Risk Management Meeting oversees the control framework globally and is accountable to the RBWM Risk Management Meeting on risk matters relating to the insurance business.
The monitoring of the risks within our insurance operations is carried out by insurance risk teams. Specific risk functions, including Wholesale Credit and Market Risk, Operational Risk, Resilience Risk, and Compliance, support Insurance Risk teams in their respective areas of expertise.
Stress and scenario testing
(Audited)
Stress testing forms a key part of the risk management framework for the insurance business. We participate in local and Group-wide regulatory stress tests, including the Bank of England stress test of the banking system, the Hong Kong Monetary Authority stress test, the European Insurance and Occupational Pensions Authority stress test, and individual country insurance regulatory stress tests.
These have highlighted that a key risk scenario for the insurance business is a prolonged low interest rate environment. In order to mitigate the impact of this scenario, the insurance operations have taken a number of actions, including repricing some products to reflect lower interest rates, launching less capital intensive products, investing in more capital efficient assets and developing investment strategies to optimise the expected returns against the cost of economic capital.
Key risk management processes
Market risk
(Audited)
All our insurance manufacturing subsidiaries have market risk mandates that specify the investment instruments in which they are permitted to invest and the maximum quantum of market risk that they may retain. They manage market risk by using, among others, some or all of the techniques listed below, depending on the nature of the contracts written:

•
We are able to adjust bonus rates to manage the liabilities to policyholders for products with discretionary participating features (‘DPF’). The effect is that a significant portion of the market risk is borne by the policyholder.

•
We use asset and liability matching where asset portfolios are structured to support projected liability cash flows. The Group manages its assets using an approach that considers asset quality, diversification, cash flow matching, liquidity, volatility and target investment return. It is not always possible to match asset and liability durations due to uncertainty over the receipt of all future premiums, the timing of claims and because the forecast payment dates of liabilities may exceed the duration of the longest dated investments available. We use models to assess the effect of a range of future scenarios on the values of financial assets and associated liabilities, and ALCOs employ the outcomes in determining how best to structure asset holdings to support liabilities.

•	We use derivatives to protect against adverse market movements to better match liability cash flows.

•	For new products with investment guarantees, we consider the cost when determining the level of premiums or the price structure.

•
We periodically review products identified as higher risk, such as those that contain investment guarantees and embedded optionality features linked to savings and investment products, for active management.

•	We design new products to mitigate market risk, such as changing the investment return sharing portion between policyholders and the shareholder.

•	We exit, to the extent possible, investment portfolios whose risk is considered unacceptable.

•	We reprice premiums charged on new contracts to policyholders.
Credit risk
(Audited)
Our insurance manufacturing subsidiaries are responsible for the credit risk, quality and performance of their investment portfolios. Our assessment of the creditworthiness of issuers and counterparties is based primarily upon internationally recognised credit ratings and other publicly available information.
Investment credit exposures are monitored against limits by our insurance manufacturing subsidiaries and are aggregated and reported to the Group Insurance Credit Risk and Group Credit Risk functions. Stress testing is performed on investment credit exposures using credit spread sensitivities and default probabilities.
We use a number of tools to manage and monitor credit risk. These include a credit report containing a watch-list of investments with current credit concerns, primarily investments that may be at risk of future impairment or where high concentrations to counterparties are present in the investment portfolio. Sensitivities to credit spread risk are assessed and monitored regularly.
Liquidity risk
(Audited)
Risk is managed by cash flow matching and maintaining sufficient cash resources, investing in high credit-quality investments with deep and liquid markets, monitoring investment concentrations and restricting them where appropriate, and establishing committed contingency borrowing facilities.
Insurance manufacturing subsidiaries complete quarterly liquidity risk reports and an annual review of the liquidity risks to which they are exposed.
Measurement
(Audited)
The risk profile of our insurance manufacturing businesses is measured using an economic capital approach. Assets and liabilities are measured on a market value basis, and a capital requirement is defined to ensure that there is a less than one-in-200 chance of insolvency over a one-year time horizon, given the risks to which the businesses are exposed. The methodology for the economic capital calculation is largely aligned to the pan-European Solvency II insurance capital regulations. The economic capital coverage ratio (economic net asset value divided by the economic capital requirement) is a key risk appetite measure.
Each of the businesses operates to appetite limits of 135% or higher. In addition to economic capital, the regulatory solvency ratio is also a metric used to manage risk appetite on an entity basis.
The following tables show the composition of assets and liabilities by contract type and by geographical region.

Balance sheet of insurance manufacturing subsidiaries by type of contract
(Audited)
		With DPF	Unit-linked	Other contracts[1]	Shareholder assets and liabilities	Total
	Footnotes	$m	$m	$m	$m	$m
Financial assets		73,929	7,333	17,514	8,269	107,045
– trading assets		—	—	—	—	—
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss		21,652	7,119	3,081	2,426	34,278
– derivatives		202	(6)	9	3	208
– financial investments at amortised cost		35,299	18	13,436	4,076	52,829
– financial investments at fair value through other comprehensive income		12,447	—	445	1,136	14,028
– other financial assets	2	4,329	202	543	628	5,702
Reinsurance assets		2,208	72	1,563	1	3,844
PVIF	3	—	—	—	8,945	8,945
Other assets and investment properties		2,495	2	211	602	3,310
Total assets		78,632	7,407	19,288	17,817	123,144
Liabilities under investment contracts designated at fair value		—	2,011	3,881	—	5,892
Liabilities under insurance contracts		77,147	6,151	14,141	—	97,439
Deferred tax	4	197	23	6	1,297	1,523
Other liabilities		—	—	—	4,410	4,410
Total liabilities		77,344	8,185	18,028	5,707	109,264
Total equity		—	—	—	13,879	13,879
Total liabilities and equity at 31 Dec 2019		77,344	8,185	18,028	19,586	123,143

Balance sheet of insurance manufacturing subsidiaries by type of contract (continued)
(Audited)
		With DPF	Unit-linked	Other contracts[1]	Shareholder assets and liabilities	Total
	Footnotes	$m	$m	$m	$m	$m
Financial assets		66,735	7,337	15,552	7,120	96,744
– trading assets		—	—	—	—	—
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss		17,855	7,099	3,024	1,264	29,242
– derivatives		200	—	33	4	237
– financial investments at amortised cost		33,575	70	11,597	4,171	49,413
– financial investments at fair value through other comprehensive income		11,499	—	450	1,385	13,334
– other financial assets	2	3,606	168	448	296	4,518
Reinsurance assets		1,255	69	1,368	—	2,692
PVIF	3	—	—	—	7,149	7,149
Other assets and investment properties		2,670	2	235	453	3,360
Total assets		70,660	7,408	17,155	14,722	109,945
Liabilities under investment contracts designated at fair value		—	1,574	3,884	—	5,458
Liabilities under insurance contracts		69,269	5,789	12,272	—	87,330
Deferred tax	4	179	21	15	1,051	1,266
Other liabilities		—	—	—	3,659	3,659
Total liabilities		69,448	7,384	16,171	4,710	97,713
Total equity		—	—	—	12,232	12,232
Total liabilities and equity at 31 Dec 2018		69,448	7,384	16,171	16,942	109,945

1	‘Other Contracts’ includes term insurance, credit life insurance, universal life insurance and investment contracts not included in the ‘Unit-linked’ or ‘With DPF’ columns.

2	Comprise mainly loans and advances to banks, cash and inter-company balances with other non-insurance legal entities.

3	Present value of in-force long-term insurance business.

4	‘Deferred tax’ includes the deferred tax liabilities arising on recognition of PVIF.

Balance sheet of insurance manufacturing subsidiaries by geographical region[1]
(Audited)
		Europe	Asia	Latin America	Total
	Footnotes	$m	$m	$m	$m
Financial assets		31,613	74,237	1,195	107,045
– trading assets		—	—	—	—
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss		15,490	18,562	226	34,278
– derivatives		84	124	—	208
– financial investments – at amortised cost		100	52,186	543	52,829
– financial investments – at fair value through other comprehensive income		13,071	582	375	14,028
– other financial assets	2	2,868	2,783	51	5,702
Reinsurance assets		237	3,604	3	3,844
PVIF	3	945	7,841	159	8,945
Other assets and investment properties		1,085	2,176	49	3,310
Total assets		33,880	87,858	1,406	123,144
Liabilities under investment contracts designated at fair value		1,139	4,753	—	5,892
Liabilities under insurance contracts		28,437	67,884	1,118	97,439
Deferred tax	4	229	1,275	19	1,523
Other liabilities		2,212	2,172	26	4,410
Total liabilities		32,017	76,084	1,163	109,264
Total equity		1,862	11,774	243	13,879
Total liabilities and equity at 31 Dec 2019		33,879	87,858	1,406	123,143

Balance sheet of insurance manufacturing subsidiaries by geographical region[1] (continued)
		Europe	Asia	Latin America	Total
	Footnotes	$m	$m	$m	$m
Financial assets		28,631	66,793	1,320	96,744
– trading assets		—	—	—	—
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss		13,142	15,744	326	29,242
– derivatives		121	116	—	237
– financial investments – at amortised cost		296	48,595	522	49,413
– financial investments – at fair value through other comprehensive income		12,453	440	441	13,334
– other financial assets	2	2,619	1,868	31	4,518
Reinsurance assets		249	2,438	5	2,692
PVIF	3	832	6,195	122	7,149
Other assets and investment properties		1,053	2,280	27	3,360
Total assets		30,765	77,706	1,474	109,945
Liabilities under investment contracts designated at fair value		780	4,678	—	5,458
Liabilities under insurance contracts		26,375	59,829	1,126	87,330
Deferred tax	4	209	1,050	7	1,266
Other liabilities		1,690	1,911	58	3,659
Total liabilities		29,054	67,468	1,191	97,713
Total equity		1,711	10,238	283	12,232
Total liabilities and equity at 31 Dec 2018		30,765	77,706	1,474	109,945

1	HSBC has no insurance manufacturing subsidiaries in Middle East and North Africa or North America.

2	Comprise mainly loans and advances to banks, cash and inter-company balances with other non-insurance legal entities.

3	Present value of in-force long-term insurance business.

4	‘Deferred tax’ includes the deferred tax liabilities arising on recognition of PVIF.
Market risk
(Audited)
Description and exposure
Market risk is the risk of changes in market factors affecting HSBC’s capital or profit. Market factors include interest rates, equity and growth assets and foreign exchange rates.
Our exposure varies depending on the type of contract issued. Our most significant life insurance products are contracts with discretionary participating features (‘DPF’) issued in France and Hong Kong. These products typically include some form of capital guarantee or guaranteed return on the sums invested by the policyholders, to which discretionary bonuses are added if allowed by the overall performance of the funds. These funds are primarily invested in bonds, with a proportion allocated to other asset classes to provide customers with the potential for enhanced returns.
DPF products expose HSBC to the risk of variation in asset returns, which will impact our participation in the investment performance.
In addition, in some scenarios the asset returns can become insufficient to cover the policyholders’ financial guarantees, in which case the shortfall has to be met by HSBC. Amounts are held against the cost of such guarantees, calculated by stochastic modelling.
Where local rules require, these reserves are held as part of liabilities under insurance contracts. Any remainder is accounted for as a deduction from the present value of in-force (‘PVIF’) long-term insurance business on the relevant product. The following table shows the total reserve held for the cost of guarantees, the range of investment returns on assets supporting these products and the implied investment return that would enable the business to meet the guarantees.
The cost of guarantees increased to $693m (2018: $669m) primarily due to the reduction in swap rates in France and Hong Kong, partly offset by the impact of modelling changes in Hong Kong.
For unit-linked contracts, market risk is substantially borne by the policyholder, but some market risk exposure typically remains, as fees earned are related to the market value of the linked assets.

Financial return guarantees
(Audited)
		2019			2018
		Investment returns implied by guarantee	Long-term investment returns on relevant portfolios	Cost of guarantees	Investment returns implied by guarantee	Long-term investment returns on relevant portfolios	Cost of guarantees
	Footnotes	%	%	$m	%	%	$m
Capital		0.0	1.3 - 3.9	110	0.0	2.2-3.0	100
Nominal annual return		0.1 - 2.0	3.0-4.5	118	0.1-2.0	3.6-3.7	78
Nominal annual return	1	2.0 - 4.0	2.4 - 4.5	355	2.1-4.0	2.7-4.6	420
Nominal annual return		4.1 - 5.0	2.3 - 4.1	110	4.1-5.0	2.7-4.1	71
At 31 Dec				693			669

1
A block of contracts in France with guaranteed nominal annual returns in the range 1.25%–3.72% is reported entirely in the 2.0%–4.0% category in line with the average guaranteed return of 2.6% offered to policyholders by these contracts.

Sensitivity of HSBC’s insurance manufacturing subsidiaries to market risk factors
(Audited)
	2019		2018
	Effect on profit after tax	Effect on total equity	Effect on profit after tax	Effect on total equity
	$m	$m	$m	$m
+100 basis point parallel shift in yield curves	43	(37)	9	(61)
-100 basis point parallel shift in yield curves	(221)	(138)	(28)	46
10% increase in equity prices	270	270	213	213
10% decrease in equity prices	(276)	(276)	(202)	(202)
10% increase in US dollar exchange rate compared with all currencies	41	41	36	36
10% decrease in US dollar exchange rate compared with all currencies	(41)	(41)	(36)	(36)
Credit risk
(Audited)
Description and exposure
Credit risk is the risk of financial loss if a customer or counterparty fails to meet their obligation under a contract. It arises in two main areas for our insurance manufacturers:

•	risk associated with credit spread volatility and default by debt security counterparties after investing premiums to generate a return for policyholders and shareholders; and

•	risk of default by reinsurance counterparties and non-reimbursement for claims made after ceding insurance risk.
The amounts outstanding at the balance sheet date in respect of these items are shown in the table on page 184.
The credit quality of the reinsurers’ share of liabilities under insurance contracts is assessed as ‘satisfactory’ or higher (as defined on page 121), with 100% of the exposure being neither past due nor impaired (2018: 100%).
Credit risk on assets supporting unit-linked liabilities is predominantly borne by the policyholder. Therefore, our exposure is primarily related to liabilities under non-linked insurance and investment contracts and shareholders’ funds. The credit quality of insurance financial assets is included in the table on page 136. The risk associated with credit spread volatility is to a large extent mitigated by holding debt securities to maturity, and sharing a degree of credit spread experience with policyholders.
Capital and liquidity risk
(Audited)
Description and exposure
Liquidity risk is the risk that an insurance operation, though solvent, either does not have sufficient financial resources available to meet its obligations when they fall due, or can secure them only at excessive cost.
The following table shows the expected undiscounted cash flows for insurance liabilities at 31 December 2019. The liquidity risk exposure is wholly borne by the policyholder in the case of unit-linked business and is shared with the policyholder for non-linked insurance.
The profile of the expected maturity of insurance contracts at 31 December 2019 remained comparable with 2018.
The remaining contractual maturity of investment contract liabilities is included in Note 29 on page 329.

Expected maturity of insurance contract liabilities
(Audited)
	Expected cash flows (undiscounted)
	Within 1 year	1-5 years	5-15 years	Over 15 years	Total
	$m	$m	$m	$m	$m
Unit-linked	1,296	3,153	2,654	1,955	9,058
With DPF and Other contracts	7,907	26,906	50,576	71,731	157,120
At 31 Dec 2019	9,203	30,059	53,230	73,686	166,178

Unit-linked	1,119	2,932	2,684	1,962	8,697
With DPF and Other contracts	7,459	27,497	46,217	55,989	137,162
At 31 Dec 2018	8,578	30,429	48,901	57,951	145,859
Sensitivities
(Audited)
The following table shows the sensitivity of profit and total equity to reasonably possible changes in non-economic assumptions across all our insurance manufacturing subsidiaries.
Mortality and morbidity risk is typically associated with life insurance contracts. The effect on profit of an increase in mortality or morbidity depends on the type of business being written. Our largest exposures to mortality and morbidity risk exist in Hong Kong and Singapore.
Sensitivity to lapse rates depends on the type of contracts being written. For a portfolio of term assurance, an increase in lapse rates typically has a negative effect on profit due to the loss of future income on the lapsed policies. However, some contract lapses have a positive effect on profit due to the existence of policy surrender charges. We are most sensitive to a change in lapse rates on unit-linked and universal life contracts in Hong Kong and Singapore, and DPF contracts in France.
Expense rate risk is the exposure to a change in the cost of administering insurance contracts. To the extent that increased expenses cannot be passed on to policyholders, an increase in expense rates will have a negative effect on our profits.

Sensitivity analysis
(Audited)
	2019	2018
	$m	$m
Effect on profit after tax and total equity at 31 Dec
10% increase in mortality and/or morbidity rates	(88)	(77)
10% decrease in mortality and/or morbidity rates	88	82
10% increase in lapse rates	(99)	(95)
10% decrease in lapse rates	114	107
10% increase in expense rates	(106)	(92)
10% decrease in expense rates	105	93